UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-243-1574

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ANNUAL REPORT
VIRTUS ALTERNATIVE SOLUTIONS TRUST

December 31, 2023
Virtus AlphaSimplex Global Alternatives Fund*
Virtus AlphaSimplex Managed Futures Strategy Fund
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended December 31, 2023.
After a challenging 2022, most markets posted positive returns in 2023. Inflation slowed measurably while the U.S. economy showed strength. The efforts of the Federal Reserve (“Fed”) and other central banks to manage inflation appeared more likely to generate an economic “soft landing.” A brief banking crisis in March of 2023 was quickly resolved without impacting economic growth, and investor optimism about the possibilities for artificial intelligence (AI) drove stocks higher. By year-end, interest rates were moderating and the Fed announced that rate cuts might be on the horizon, driving equity markets higher.
Domestic equity indexes demonstrated strong performance for the 12 months ended December 31, 2023. U.S. large-capitalization stocks were up 26.29%, as measured by the S&P 500® Index, while small-cap stocks returned 16.93%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 18.24%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 9.83%.
In fixed income markets, the yield on the 10-year Treasury made a round trip in 2023, closing at 3.88% on December 31, 2023, from 3.88% on December 31, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 5.53% for the 12-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 13.45%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Alternative Solutions Trust
February 2024
Refer to the Fund Summary section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF July 1, 2023 TO December 31, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended December 31, 2023.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
AlphaSimplex Global Alternatives Fund
	Class A	$ 1,000.00	$ 1,004.00	1.49%	$ 7.53
	Class C	1,000.00	1,000.00	2.24	11.29
	Class I	1,000.00	1,004.80	1.24	6.27
	Class R6	1,000.00	1,003.80	1.19	6.01
AlphaSimplex Managed Futures Strategy Fund
	Class A	1,000.00	935.70	1.70	8.29
	Class C	1,000.00	932.50	2.45	11.93
	Class I	1,000.00	936.90	1.45	7.08
	Class R6	1,000.00	937.60	1.33	6.50

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2023 TO December 31, 2023
		Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
AlphaSimplex Global Alternatives Fund
	Class A	$ 1,000.00	$ 1,017.69	1.49%	$ 7.58
	Class C	1,000.00	1,013.91	2.24	11.37
	Class I	1,000.00	1,018.95	1.24	6.31
	Class R6	1,000.00	1,019.21	1.19	6.06
AlphaSimplex Managed Futures Strategy Fund
	Class A	1,000.00	1,016.64	1.70	8.64
	Class C	1,000.00	1,012.85	2.45	12.43
	Class I	1,000.00	1,017.90	1.45	7.38
	Class R6	1,000.00	1,018.50	1.33	6.77

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2023
Alternative Risk
The Fund’s alternative risk premia component attempts to provide uncorrelated returns reflective of the diversifying and opportunistic trading strategies employed by hedge funds.
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Barclay Fund of Funds Index
The Barclay Fund of Funds Index is a measure of the average return of all FoFs in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Brent Crude
Brent crude is the most traded of all of the oil benchmarks, and is defined as crude mostly drilled from the North Sea oilfields: Brent, Forties, Oseberg and Ekofisk (collectively known as BFOE). This oil type is widely used as it is both sweet and light, making it easy to refine into diesel fuel and gasoline.
Bundesobligation (“BOBL”)
A BOBL futures contract is a standardized futures contract based on a basket of medium-term debt issued by the German Federal Government.
Canadian Overnight Repo Rate Average (“CORRA”)
The Canadian Overnight Repo Rate Average is the compounded daily rate during the referenced quarter. CORRA measures the cost of overnight general collateral funding in Canadian dollars using Government of Canada treasury bills and bonds as collateral for repurchase transactions.
Cotation Assistee en Continu (“CAC”)
Cotation Assistee en Continu (continuous assisted trading) is used as a benchmark index for funds investing in the French stock market. The index provides the direction of the Euronext Paris, the largest stock exchange in France.
Deutsche Boerse AG German Stock Index (“DAX”)
The DAX is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Dow Jones Industrial Average (“DJIA”)
The Dow Jones Industrial Average is a stock market index of 30 prominent companies listed on stock exchanges in the United States.
European Interbank Offered Rate (“EURIBOR”)
The European Interbank Offered Rate is the rate at which wholesale funds in euro could be obtained by credit institutions in current and former EU and EFTA countries in the unsecured money market.
European Climate Exchange (“ECX”)
The European Climate Exchange manage the product development and marketing for ECX Carbon Financial Instruments, listed and admitted for trading on the ICE Futures Europe electronic platform.
EURO STOXX 50® Index
The EURO STOXX 50 is a stock index of Eurozone stocks designed by STOXX, an index provider owned by Deutsche Börse Group. The index is composed of 50 stocks from 11 countries in the Eurozone. EURO STOXX 50 represents Eurozone blue-chip companies considered as leaders in their respective sectors.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
December 31, 2023
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Financial Times Stock Exchange (“FTSE”)
The Financial Times Stock Exchange Group is a financial organization that specializes in the management of asset exchanges and creating index offerings for the global financial markets.
FTSB/MIB Index
The FTSB MIB Index is the primary benchmark for the Italian equity market. It measures the performance of the top 40 Italian equities seeking to replicate the broad sector weights of the Italian Stock Market.
Hang Seng China Enterprises Index (“HSCEI”)
The HSCEI is a market capitalisation-weighted stock index which is compiled and calculated by Hang Seng Indexes Company Limited. The HSCEI serves as a benchmark that reflects the overall performance of mainland China securities listed in Hong Kong. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.
Hedge Fund Replication Component
The Fund’s hedge fund replication component seeks to take on exposures that reflect the liquid, broad market exposures of the hedge fund industry as identified by a proprietary quantitative process.
Italian Buonie (“BTP”)
Buoni del Tesoro Poliennali (BTP) is a interest rate futures contract on the notion long-term Italian government bond with a remaining term comprised of a remaining term between 8.5 and 11 years and a 6% coupon.
Johannesburg Stock Exchange (“JSE”)
Johannesburg Stock Exchange is a South Africa-based stock exchange. It offers markets with regulation, trading and clearing systems, settlement assurance as well as risk management.
Kansas City Hard Red Winter (“KC HRW”)
Kansas City Hard Red Winter is the national crop of hard red winter wheat, the predominate class of wheat produced in the United States. Traditionally used int eh production of bread, all purpose flour and baked goods.
London Metal Exchange (“LME”)
The London Metal Exchange is a commodities exchange that deals in metals futures and options.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Nordic Exchange Stockholm Index (“OMXS”)
The Nordic Exchange Stockholm Index consists of the 30 most actively traded stocks on the Stockholm Stock Exchange and is a market weighted price index.
Obligations Assimilables Du Tresor (“OAT”)
Euro-OAT is a long-term fixed income futures contract based on notional long-term bonds issue by the French Government.
Osaka Stock Exchange (“OSE”)
The Osaka Stock Exchange is an electronic exchange that provides markets for equities, stock index futures, stock index options and security options contracts.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
December 31, 2023
Public Limited Company (“PLC”)
A public limited company is a company that is legally allowed to offer it’s shares for sale to the public.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Reformulated Gasoline Blendstock for Oxygenate Blending (“RBOB”)
Reformulated Gasoline Blendstock for Oxygenate Blending is motor gasoline blending components intended for blending with oxygenates to produce finished reformulated gasoline.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high yield bonds, currencies, and commodities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
SG Trend Index
The SG Trend Index is equal-weighted, reconstituted and rebalanced annually, and calculates the net daily rate of return for a pool of Commodity Trading Advisors selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this Index.
Share Price Index (“SPI”)
A share price index measures how the value of the stocks in the index are changing.
Singapore Exchange (“SGX”)
The Singapore Exchange is Asia’s leading and trusted securities and derivatives market infrastructure, operating equity, fixed income, currency and commodity markets.
Spanish Stock Exchange (“IBEX”)
IBEX is the benchmark stock market index of the dominate Spanish stock exchange, Bolsa de Madrid (BME).
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Sterling Overnight Index Average (“SONIA”)
The Sterling Overnight Index Average is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market. It is used for overnight funding for trades that occur in off-hours and represents the depth of overnight business in the marketplace.
Stock Index of the Eurozone (“STOXX”)
The Stock index of the Eurozone is a globally integrated index provider, covering the world markets across all asset classes – developing, maintaining, distributing and marketing a comprehensive global family of strictly rules-based and transparent indices.
The Credit Suisse Managed Futures Liquid Index
The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes, including equities, fixed income, commodities and currencies. The indexes are calculated on a total return basis with net dividends reinvested. The indexes are unmanaged, and are not available for direct investment.
Tokyo Stock Price Index (“TOPIX”)
The Tokyo Stock Price Index is a free-float adjusted market capitalization weighted index comprised of domestic common stocks listed on the Tokyo Stock Exchange.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
December 31, 2023
TSX 60 Index
The S&P/TSX 60 Index is a stock market index of 60 large companies listed on the Toronto Stock Exchange. It is designed to measure the large-cap segment of the Canadian equity market and structured to reflect the sector weights of the S&P/TSX Composite. The index has components across nine sectors of the Canadian economy.
Ultra Low Sulfur Diesel (“ULSD”)
Ultra Low Sulfur Diesel is a cleaner-burning diesel fuel that contains 97% less sulfur than low-sulfur diesel. Since 2006, almost all of the petroleum-based diesel fuel available in Europe and North America has been of an Ultra Low Sulfur Diesel.

Ticker Symbols:
Class A: GAFAX
Class C: GAFCX
Class I: GAFYX
Class R6: GAFNX
AlphaSimplex Global Alternatives Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
AlphaSimplex Group, LLC
■	The Fund is diversified and pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the fund is to achieve these returns with less volatility than major equity indices. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended December 31, 2023, the Fund’s Class A shares at NAV returned 3.57%†, Class C shares at NAV returned 2.75%†, Class I shares at NAV returned 3.79%† and Class R6 shares at NAV returned 3.80%†. For the same period, Barclays Fund of Funds Index, the Fund’s style-specific benchmark appropriate for comparison, returned 5.72%.
   † See footnote 3 on page 12.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2023?
Looking at the year as a whole, investors saw equities rally as bond yields went up and then came back down again. While the beginning of 2023 seemed ripe for a recession, by the middle of the year the story had changed to “higher for longer” – that is, markets expected inflation and interest rates to stay high for longer than previously expected.
This story was interrupted by the U.S. banking crisis in the first quarter of 2023, during which yields plummeted as investors pulled money from banks and fueled a flight to safety into short-term assets. The stock market declined sharply, at least at first. The U.S. dollar sold off, especially against European currencies, and there was a dramatic rise in gold prices. However, markets recovered from this shock relatively quickly, and the second quarter saw a return of strong market trends, including rising equity prices and bond yields. These trends continued into the third quarter, which was relatively quiet compared with the turbulent first half of the year. The narrative once again changed sharply in the fourth quarter, when improving inflation data led to a rally in equity prices, a decline in bond yields, and a substantial reversal in the U.S. dollar.
This rally in risk assets reversed several longer-term trends from earlier in 2023. Despite a rise in interest rates during the first three quarters of the year, equities never significantly corrected in 2023.
What factors affected the Fund’s performance during its fiscal year?
The Fund posted positive performance for the 12 months ended December 31, 2023. Gains came primarily from the Fund’s hedge fund replication models, while the alternative risk premia models detracted from performance.
Within the Fund’s hedge fund replication models, gains came primarily from long equity positions, with additional gains from currencies. These gains outweighed losses from commodities and fixed income. In equities, gains were driven by U.S. equities, with additional gains from Japan, as measured by the Tokyo Stock Price Index (TOPIX), Europe, as measured by the EURO STOXX 50® Index, and international markets, as measured by the MSCI EAFE® Index. Currency gains came primarily from short positions in the Japanese yen, with additional gains from the Mexican peso and Brazilian real. Commodity losses came primarily from energies, especially oil, as measured by Brent Crude, with additional losses from agricultural commodities and metals. Fixed income was more mixed, with losses from German government debt and Ultra 10-year bonds, among others, outweighing gains from U.S. 10-year Treasury notes.
Within the alternative risk premia component of the Fund, losses were driven by the structural/flow and trend/momentum models, while the value and event categories contributed positively. Carry/curve models were essentially flat over the year. In the structural/flow category, losses came from currency flow, commodity contrarian models, and low-volatility models. Within the trend/momentum models, equity positions contributed positively, but these gains were outweighed by losses in fixed income and currencies as trends in these assets reversed over the course of the year. In the carry/curve category, losses from fixed income curve models slightly outweighed gains from commodity model and bond carry models. Gains in the value category came from the equity profitability model, while the earnings, activist, and merger arbitrage models were the largest contributors to gains within the event category.
The Fund’s cash portfolio positively impacted performance during the reporting period.
The Fund is designed to target an average annual volatility of 9% or less1 – greater than the typical volatility of bonds, but less than the typical volatility of stocks. The Fund’s realized volatility in 2023 was 5.4%, which was consistent with our expectations and lower than the long-term realized volatility for the Fund.
   1 The Fund seeks to target a relatively stable level of annualized volatility (as measured by standard deviation), but the targeted volatility is subject to change. There is no guarantee that the target will be achieved and the realized volatility level of the Fund can be higher or lower than its target volatility at any given point in time. Volatility is not an indicator of expected return or a measure of protection against loss.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Derivatives: Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or attempt to increase returns. Investments in derivatives may result in increased volatility and the portfolio may incur a loss greater than its principal investment.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

AlphaSimplex Global Alternatives Fund (Continued)
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Short Sales: The portfolio may engage in short sales, and may incur a loss if the price of a borrowed security increases before the date on which the portfolio replaces the security.
Quantitative Model: Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the portfolio to achieve positive returns or outperform the market.
Commodity and Commodity-Linked Instruments: Commodity and commodity-linked instruments may experience a return different than the commodity they attempt to track and may also be exposed to counterparty risk.
Currency Rate: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the portfolio’s shares.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Interest Rate: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
Portfolio Turnover: The portfolio’s principal investment strategies may result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the portfolio is held in a taxable account.
Market Volatility: The value of the securities in the portfolio may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the portfolio, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of December 31, 2023.
U.S. Government Securities		50%
Common Stocks		31
Software	2%
Oil, Gas & Consumable Fuels	2
Insurance	2
All other Common Stocks	25
Certificates of Deposits		18
Master Limited Partnerships and Related Companies		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

AlphaSimplex Global Alternatives Fund (Continued)
Average Annual Total Returns1 for periods ended 12/31/23

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	3.57% [3]	2.24%	1.10%
Class A shares at POP[4,5]	-2.13	1.09	0.53
Class C shares at NAV[2] without CDSC[5]	2.75 [3]	1.48	0.34
Class C shares with CDSC[5]	1.75	1.48	0.34
Class I shares at NAV[2]	3.79 [3]	2.49	1.35
Class R6 shares at NAV[2]	3.80 [3]	2.51	1.37
Barclays Fund of Funds Index[6]	5.72	4.00	2.29
Fund Expense Ratios[7]: Class A shares: Gross 1.76%, Net 1.50%; Class C shares: Gross 2.46%, Net 2.25%; Class I shares: Gross 1.44%, Net 1.25%; Class R6 Shares: Gross 1.37%, Net 1.20%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2013, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

AlphaSimplex Global Alternatives Fund (Continued)
Growth of $100,000 for periods ended 12/31

This chart assumes an initial investment of $100,000 made on December 31, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

AlphaSimplex Global Alternatives Fund (Continued)
Growth of $2,500,000 for periods ended 12/31

This chart assumes an initial investment of $2,500,000 made on December 31, 2013, for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds (“FoFs”) in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by Barclay Hedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others. The performance of the Index reflects the managed fees and other expenses of both the funds of funds in the Index and the hedge funds in which these fund of funds invest.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective May 12, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through May 19, 2025. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

Ticker Symbols:
Class A: AMFAX
Class C: ASFCX
Class I: ASFYX
Class R6: AMFNX
AlphaSimplex Managed Futures Strategy Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
AlphaSimplex Group, LLC
■	The Fund is diversified and pursues an absolute return strategy that seeks to provide capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended December 31, 2023, the Fund’s Class A shares at NAV returned (10.59)%, Class C shares at NAV returned (11.24)%, Class I shares at NAV returned (10.32)%† and Class R6 shares at NAV returned (10.33)%. For the same period, Credit Suisse Managed Futures Liquid Index and SG Trend Index, the Fund’s style-specific benchmarks appropriate for comparison, returned (5.91)% and (4.17)%.
   † See footnote 5 on page 16.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended December 31, 2023?
Looking at the year as a whole, investors saw equities rally as bond yields went up and then came back down again. While the beginning of 2023 seemed ripe for a recession, by the middle of the year the story had changed to “higher for longer” – that is, markets expected inflation and interest rates to stay high for longer than previously expected.
This story was interrupted by the U.S. banking crisis in the first quarter of 2023, during which yields plummeted as investors pulled money from banks and fueled a flight to safety into short-term assets. The stock market declined sharply, at least at first. The U.S. dollar sold off, especially against European currencies, and there was a dramatic rise in gold prices. However, markets recovered from this shock relatively quickly, and the second quarter saw a return of strong market trends, including rising equity prices and bond yields. These trends continued into the third quarter, which was relatively quiet compared with the turbulent first half of the year. The narrative once again changed sharply in the fourth quarter, when improving inflation data led to a rally in equity prices, a decline in bond yields, and a substantial reversal in the U.S. dollar.
This rally in risk assets reversed several longer-term trends from earlier in 2023. Despite a rise in interest rates during the first three quarters of the year, equities never significantly corrected in 2023.
What factors affected the Fund’s performance during its fiscal year?
The Fund posted negative returns for the 12 months ended December 31, 2023. The Fund’s short positions in fixed income drove losses over the year, especially in international developed market bonds. The largest losses came from Australian and German bonds. Additional losses came from short positions in U.S. bonds and in short-term rates markets.
Energies, particularly oil, as measured by Brent Crude, and precious metals, especially silver, drove losses in commodity markets. Agricultural commodities and base metals also detracted. Gains from short positions in natural gas and from long positions in sugar, cocoa, and live cattle could not make up for those losses. Currency markets were more mixed, with losses primarily from short positions in foreign currencies. The largest losses came from the euro, New Zealand dollar, and Australian dollar. These losses outweighed gains from short positions in the Japanese yen and long positions in the Mexican peso and Polish zloty. Equity gains came from long positions, especially in international developed markets. The largest gains came from Japanese equities and various European stocks, particularly in Italy and Spain. U.S. equities were essentially flat for the year as gains from long positions slightly outweighed losses from short positions. Emerging markets equities detracted from performance.
At the model level, all three of the Fund’s approaches detracted, with the adaptive models slightly underperforming the short-horizon and basic multi-trend models. The Fund’s cash portfolio positively impacted performance during the reporting period.
The Fund is designed to target an average annual volatility of 17% or less.1 The Fund’s realized volatility in 2023 was 14.0%, which was consistent with our expectations and above the long-term realized volatility for the Fund.
   1The Fund seeks to target a relatively stable level of annualized volatility (as measured by standard deviation), but the targeted volatility is subject to change. There is no guarantee that the target will be achieved and the realized volatility level of the Fund can be higher or lower than its target volatility at any given point in time. Volatility is not an indicator of expected return or a measure of protection against loss.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Derivatives: Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or attempt to increase returns. Investments in derivatives may result in increased volatility and the portfolio may incur a loss greater than its principal investment.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Interest Rate: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
Currency Rate: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the portfolio’s shares.
Commodity and Commodity-Linked Instruments: Commodity and commodity-linked instruments may experience a return different than the commodity they attempt to track and may also be exposed to counterparty risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

AlphaSimplex Managed Futures Strategy Fund (Continued)
positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Financial Concentration: Because the portfolio is presently heavily weighted in the financial sector, it will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Portfolio Turnover: The portfolio’s principal investment strategies may result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the portfolio is held in a taxable account.
Quantitative Model: Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the portfolio to achieve positive returns or outperform the market.
Market Volatility: The value of the securities in the portfolio may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the portfolio, including hampering the ability of the portfolio’s manager(s) to invest its assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain industries as a percentage of total investments as of December 31, 2023.
Certificates of Deposits	70%
U.S. Government Securities	25
Short-Term Investment	5
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

AlphaSimplex Managed Futures Strategy Fund (Continued)
Average Annual Total Returns1 for periods ended 12/31/23

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-10.59%	8.89%	4.87%	— %	—
Class A shares at POP[3,4]	-15.51	7.66	4.28	—	—
Class C shares at NAV[2] without CDSC[4]	-11.24	8.08	4.09	—	—
Class C shares with CDSC[4]	-12.24	8.08	4.09	—	—
Class I shares at NAV[2]	-10.32 [5]	9.16	5.14	—	—
Class R6 shares at NAV[2]	-10.33	9.28	—	5.84	5/1/17
Credit Suisse Managed Futures Liquid Index	-5.91	3.72	3.43	2.59 [6]	—
SG Trend Index	-4.17	9.10	5.02	6.10 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.85%, Net 1.70%; Class C shares: Gross 2.55%, Net 2.45%; Class I shares: Gross 1.56%, Net 1.45%; Class R6 Shares: Gross 1.44%, Net 1.33%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2013 for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

AlphaSimplex Managed Futures Strategy Fund (Continued)
Growth of $100,000 for periods ended 12/31

This chart assumes an initial investment of $100,000 made on December 31, 2013 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective May 12, 2023, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through May 19, 2025. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—27.6%
Aerospace & Defense—0.3%
Axon Enterprise, Inc.(1)	427	$ 110
General Dynamics Corp.	562	146
Lockheed Martin Corp.	337	153
Mercury Systems, Inc.(1)	2,103	77
Virgin Galactic Holdings, Inc.(1)	44,723	109
		595

Air Freight & Logistics—0.4%
Expeditors International of Washington, Inc.	1,560	199
FedEx Corp.	341	86
United Parcel Service, Inc. Class B	2,838	446
		731

Automobile Components—0.2%
Garrett Motion, Inc.(1)	12,827	124
Gentex Corp.	3,486	114
Luminar Technologies, Inc. Class A(1)	32,921	111
		349

Automobiles—0.4%
Ferrari N.V.	277	94
Ford Motor Co.	32,597	397
Lucid Group, Inc.(1)	45,007	190
		681

Banks—0.9%
Cambridge Bancorp	2,947	204
City Holding Co.	1,693	187
Community Trust Bancorp, Inc.	2,511	110
First Citizens BancShares, Inc. Class A	66	94
Great Southern Bancorp, Inc.	3,181	189
New York Community Bancorp, Inc.	33,284	340
Northwest Bancshares, Inc.	29,962	374
NU Holdings Ltd. Class A(1)	12,516	104
		1,602

Beverages—0.3%
Brown-Forman Corp. Class B	511	29
Celsius Holdings, Inc.(1)	394	21
Coca-Cola Co. (The)	147	9
Coca-Cola Consolidated, Inc.	208	193
Constellation Brands, Inc. Class A	453	109
Keurig Dr Pepper, Inc.	924	31
PepsiCo, Inc.	569	97
		489

Biotechnology—0.6%
AbbVie, Inc.	1,191	185
ACADIA Pharmaceuticals, Inc.(1)	2,003	63
Alnylam Pharmaceuticals, Inc.(1)	482	92
Amgen, Inc.	660	190
Exact Sciences Corp.(1)	397	29
Gilead Sciences, Inc.	1,179	95
ImmunityBio, Inc.(1)	25,542	128
Incyte Corp.(1)	2,321	146
Novavax, Inc.(1)	26,890	129
	Shares	Value

Biotechnology—continued
Rocket Pharmaceuticals, Inc.(1)	2,289	$ 69
		1,126

Broadline Retail—0.7%
Amazon.com, Inc.(1)	2,281	347
Dillard’s, Inc. Class A	271	109
eBay, Inc.	14,901	650
MercadoLibre, Inc.(1)	78	123
		1,229

Building Products—1.0%
Allegion plc	1,612	204
Armstrong World Industries, Inc.	987	97
Builders FirstSource, Inc.(1)	686	115
Johnson Controls International plc	1,759	101
Masco Corp.	2,971	199
PGT Innovations, Inc.(1)	13,660	556
Resideo Technologies, Inc.(1)	4,861	92
Trane Technologies plc	555	135
Trex Co., Inc.(1)	2,228	184
		1,683

Capital Markets—0.8%
Bain Capital Specialty Finance, Inc.	5,468	82
Cboe Global Markets, Inc.	1,431	256
CME Group, Inc. Class A	416	88
Golub Capital BDC, Inc.	12,763	193
Invesco Ltd.	6,080	108
Janus Henderson Group plc	3,879	117
MarketAxess Holdings, Inc.	636	186
Morningstar, Inc.	392	112
Victory Capital Holdings, Inc. Class A	5,578	192
		1,334

Chemicals—0.3%
International Flavors & Fragrances, Inc.	21	2
NewMarket Corp.	323	176
PureCycle Technologies, Inc.(1)	29,928	121
Sherwin-Williams Co. (The)	591	185
		484

Commercial Services & Supplies—0.4%
ADT, Inc.	22,707	155
Cintas Corp.	451	272
Ennis, Inc.	4,682	102
Republic Services, Inc. Class A	218	36
Waste Management, Inc.	721	129
		694

Communications Equipment—0.1%
Cisco Systems, Inc.	3,958	200
Construction & Engineering—0.4%
AECOM	2,395	221
MDU Resources Group, Inc.	15,980	317
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Construction & Engineering—continued
Quanta Services, Inc.	754	$ 163
		701

Construction Materials—0.3%
Eagle Materials, Inc.	842	171
Knife River Corp.(1)	1,473	98
Martin Marietta Materials, Inc.	239	119
Vulcan Materials Co.	971	220
		608

Consumer Finance—0.1%
Nelnet, Inc. Class A	2,156	190
Consumer Staples Distribution & Retail—0.2%
Sysco Corp.	1,145	84
U.S. Foods Holding Corp.(1)	3,108	141
Walmart, Inc.	1,197	189
		414

Containers & Packaging—0.2%
Amcor plc	15,315	147
AptarGroup, Inc.	1,413	175
		322

Distributors—0.0%
Genuine Parts Co.	588	81
Diversified Consumer Services—0.1%
Rollins, Inc.	4,478	196
Diversified REITs—0.3%
Agree Realty Corp.	2,185	138
Equity Commonwealth	644	12
First Industrial Realty Trust, Inc.	1,914	101
Gaming & Leisure Properties, Inc.	2,037	101
Global Net Lease, Inc.	17,133	170
Realty Income Corp.	474	27
		549

Diversified Telecommunication Services—0.5%
AT&T, Inc.	18,578	312
Frontier Communications Parent, Inc.(1)	2,486	63
Verizon Communications, Inc.	12,123	457
		832

Electric Utilities—0.5%
ALLETE, Inc.	571	35
Alliant Energy Corp.	944	48
American Electric Power Co., Inc.	401	33
Duke Energy Corp.	1,387	135
Entergy Corp.	253	26
Evergy, Inc.	422	22
Eversource Energy	441	27
Exelon Corp.	811	29
FirstEnergy Corp.	5,409	198
IDACORP, Inc.	388	38
MGE Energy, Inc.	374	27
	Shares	Value

Electric Utilities—continued
OGE Energy Corp.	838	$ 29
PG&E Corp.	9,477	171
Pinnacle West Capital Corp.	374	27
Portland General Electric Co.	604	26
PPL Corp.	1,285	35
Xcel Energy, Inc.	668	41
		947

Electrical Equipment—0.6%
AMETEK, Inc.	1,285	212
ChargePoint Holdings, Inc.(1)	47,596	111
Eaton Corp. plc	655	158
Emerson Electric Co.	1,036	101
FuelCell Energy, Inc.(1)	67,338	108
Plug Power, Inc.(1)	24,794	111
Stem, Inc.(1)	28,836	112
Vertiv Holdings Co. Class A	1,999	96
		1,009

Electronic Equipment, Instruments & Components—0.4%
CDW Corp.	588	134
Insight Enterprises, Inc.(1)	1,753	310
Jabil, Inc.	1,717	219
		663

Energy Equipment & Services—0.3%
Baker Hughes Co. Class A	2,075	71
Halliburton Co.	2,178	79
ProPetro Holding Corp.(1)	22,404	188
Schlumberger N.V.	2,542	132
		470

Entertainment—0.2%
Electronic Arts, Inc.	1,395	191
Endeavor Group Holdings, Inc. Class A	3,138	74
Spotify Technology S.A.(1)	100	19
Walt Disney Co. (The)	253	23
		307

Financial Services—0.7%
Compass Diversified Holdings	18,390	413
Fiserv, Inc.(1)	1,364	181
FleetCor Technologies, Inc.(1)	668	189
NMI Holdings, Inc. Class A(1)	6,783	201
Visa, Inc. Class A	977	255
		1,239

Food Products—0.5%
Campbell Soup Co.	886	38
Conagra Brands, Inc.	970	28
Flowers Foods, Inc.	1,004	23
Freshpet, Inc.(1)	1,111	96
General Mills, Inc.	587	38
Hershey Co. (The)	1,393	260
Hormel Foods Corp.	909	29
Ingredion, Inc.	934	101
J.M. Smucker Co. (The)	207	26

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Food Products—continued
Kellanova	718	$ 40
Kraft Heinz Co. (The)	719	27
McCormick & Co., Inc. Non-voting Shares	393	27
Mondelez International, Inc. Class A	532	39
Post Holdings, Inc.(1)	553	49
TreeHouse Foods, Inc.(1)	3,028	125
		946

Gas Utilities—0.1%
Southwest Gas Holdings, Inc.	2,056	130
Ground Transportation—0.5%
Landstar System, Inc.	929	180
Old Dominion Freight Line, Inc.	448	182
Saia, Inc.(1)	254	111
Uber Technologies, Inc.(1)	3,115	192
Union Pacific Corp.	851	209
		874

Health Care REITs—0.7%
Community Healthcare Trust, Inc.	10,356	276
LTC Properties, Inc.	2,554	82
Medical Properties Trust, Inc.	24,137	119
Physicians Realty Trust	50,823	676
		1,153

Healthcare Equipment & Supplies—0.6%
Align Technology, Inc.(1)	1,168	320
Becton Dickinson & Co.	540	132
Cooper Cos., Inc. (The)	1,181	447
Dexcom, Inc.(1)	962	119
Shockwave Medical, Inc.(1)	519	99
		1,117

Healthcare Providers & Services—0.7%
Cardinal Health, Inc.	903	91
Cencora, Inc.	494	102
Chemed Corp.	176	103
CorVel Corp.(1)	691	171
HCA Healthcare, Inc.	653	177
Henry Schein, Inc.(1)	1,154	87
Humana, Inc.	232	106
McKesson Corp.	204	95
ModivCare, Inc.(1)	1,462	64
Premier, Inc. Class A	4,421	99
Quest Diagnostics, Inc.	749	103
UnitedHealth Group, Inc.	164	86
		1,284

Healthcare Technology—0.1%
HealthStream, Inc.	4,074	110
Hotels, Restaurants & Leisure—0.7%
Bloomin’ Brands, Inc.	4,148	117
Chipotle Mexican Grill, Inc. Class A(1)	27	62
DoorDash, Inc. Class A(1)	197	19
Hilton Worldwide Holdings, Inc.	953	174
Las Vegas Sands Corp.	2,138	105
	Shares	Value

Hotels, Restaurants & Leisure—continued
Monarch Casino & Resort, Inc.	4,423	$ 306
Sabre Corp.(1)	26,047	115
Wendy’s Co. (The)	8,035	156
Wynn Resorts Ltd.	1,178	107
Yum! Brands, Inc.	777	102
		1,263

Household Durables—0.3%
Garmin Ltd.	881	113
Installed Building Products, Inc.	989	181
Newell Brands, Inc.	5,754	50
PulteGroup, Inc.	1,039	107
Sonos, Inc.(1)	4,228	73
		524

Household Products—0.2%
Church & Dwight Co., Inc.	396	37
Colgate-Palmolive Co.	2,244	179
Kimberly-Clark Corp.	392	48
Reynolds Consumer Products, Inc.	3,223	86
		350

Industrial Conglomerates—0.3%
General Electric Co.	2,015	257
Honeywell International, Inc.	978	205
		462

Insurance—1.3%
Aflac, Inc.	1,363	112
Allstate Corp. (The)	901	126
American Financial Group, Inc.	5,426	645
AMERISAFE, Inc.	1,750	82
Aon plc Class A	272	79
Chubb Ltd.	379	86
Erie Indemnity Co. Class A	584	196
Gallagher (Arthur J.) & Co.	441	99
Globe Life, Inc.	757	92
Kinsale Capital Group, Inc.	466	156
Loews Corp.	417	29
Markel Group, Inc.(1)	69	98
Marsh & McLennan Cos., Inc.	1,772	336
Travelers Cos., Inc. (The)	513	98
Willis Towers Watson plc	420	101
		2,335

Interactive Media & Services—0.3%
Alphabet, Inc. Class A(1)	1,606	224
Meta Platforms, Inc. Class A(1)	544	193
Pinterest, Inc. Class A(1)	2,128	79
		496

IT Services—0.3%
Accenture plc Class A	105	37
Amdocs Ltd.	2,074	182
GoDaddy, Inc. Class A(1)	1,467	156
International Business Machines Corp.	9	1

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

IT Services—continued
Wix.com Ltd.(1)	744	$ 92
		468

Leisure Products—0.1%
Peloton Interactive, Inc. Class A(1)	19,146	117
Sturm Ruger & Co., Inc.	1,769	80
		197

Life Sciences Tools & Services—0.3%
Danaher Corp.	523	121
Maravai LifeSciences Holdings, Inc. Class A(1)	4,247	28
QIAGEN N.V.(1)	2,630	114
Stevanato Group SpA	2,662	73
Waters Corp.(1)	557	183
		519

Machinery—1.3%
Alamo Group, Inc.	2,294	482
Allison Transmission Holdings, Inc.	3,216	187
Caterpillar, Inc.	1,080	319
Deere & Co.	223	89
Illinois Tool Works, Inc.	1,527	400
Lincoln Electric Holdings, Inc.	945	206
Nikola Corp.(1)	133,569	117
Toro Co. (The)	4,244	407
		2,207

Marine Transportation—0.2%
Kirby Corp.(1)	1,676	132
Matson, Inc.	970	106
Star Bulk Carriers Corp.	4,723	100
		338

Media—0.1%
New York Times Co. (The) Class A	2,589	127
Trade Desk, Inc. (The) Class A(1)	61	4
		131

Metals & Mining—0.4%
Freeport-McMoRan, Inc.	3,048	130
Hecla Mining Co.	26,559	128
Southern Copper Corp.	3,635	313
Steel Dynamics, Inc.	1,002	118
		689

Mortgage Real Estate Investment Trusts (REITs)—0.1%
Ellington Financial, Inc.	7,328	93
Multi-Utilities—0.2%
Ameren Corp.	475	34
CenterPoint Energy, Inc.	812	23
CMS Energy Corp.	553	32
Consolidated Edison, Inc.	1,389	126
DTE Energy Co.	330	37
NiSource, Inc.	1,374	37
Northwestern Energy Group, Inc.	545	28
	Shares	Value

Multi-Utilities—continued
Public Service Enterprise Group, Inc.	690	$ 42
WEC Energy Group, Inc.	388	33
		392

Oil, Gas & Consumable Fuels—1.4%
Antero Midstream Corp.	29,799	373
Chesapeake Energy Corp.	1,140	88
Comstock Resources, Inc.	17,974	159
CVR Energy, Inc.	2,397	73
Hess Corp.	2,836	409
Hess Midstream LP Class A	7,020	222
Kinder Morgan, Inc.	13,663	241
Marathon Petroleum Corp.	1,450	215
Peabody Energy Corp.	3,038	74
Pioneer Natural Resources Co.	1,767	397
Targa Resources Corp.	2,106	183
Tellurian, Inc.(1)	134,387	102
		2,536

Passenger Airlines—0.0%
JetBlue Airways Corp.(1)	4,921	27
Pharmaceuticals—0.4%
Axsome Therapeutics, Inc.(1)	1,211	96
Bausch Health Cos., Inc.(1)	5,026	40
Johnson & Johnson	897	141
Merck & Co., Inc.	989	108
Revance Therapeutics, Inc.(1)	13,422	118
Zoetis, Inc. Class A	871	172
		675

Professional Services—0.7%
Booz Allen Hamilton Holding Corp. Class A	1,324	169
Fair Isaac Corp.(1)	96	112
Leidos Holdings, Inc.	935	101
Paychex, Inc.	1,300	155
Robert Half, Inc.	2,274	200
Science Applications International Corp.	797	99
Thomson Reuters Corp.	1,388	203
Verisk Analytics, Inc. Class A	795	190
		1,229

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A(1)	1,475	137
Howard Hughes Holdings, Inc.(1)	1,434	123
		260

Residential REITs—0.0%
Equity Residential	1,437	88
Retail REITs—0.6%
Alexander’s, Inc.	1,428	305
Getty Realty Corp.	1,007	29
NNN REIT, Inc.	8,963	386
RPT Realty	19,838	255
		975

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—0.4%
Broadcom, Inc.	137	$ 153
Enphase Energy, Inc.(1)	1,720	227
First Solar, Inc.(1)	229	39
Intel Corp.	1,159	58
ON Semiconductor Corp.(1)	438	37
SunPower Corp.(1)	24,742	120
		634

Software—1.5%
Adobe, Inc. (1)	42	25
CyberArk Software Ltd.(1)	459	101
Dolby Laboratories, Inc. Class A	1,157	100
Gen Digital, Inc.	5,161	118
Intapp, Inc.(1)	2,081	79
JFrog Ltd.(1)	2,243	78
Microsoft Corp.	1,009	379
Palantir Technologies, Inc. Class A(1)	867	15
Progress Software Corp.	7,133	387
PTC, Inc.(1)	1,019	178
Roper Technologies, Inc.	331	180
Salesforce, Inc.(1)	489	129
ServiceNow, Inc.(1)	191	135
Sprinklr, Inc. Class A(1)	6,048	73
Tyler Technologies, Inc.(1)	264	110
Zoom Video Communications, Inc. Class A(1)	7,622	548
Zuora, Inc. Class A(1)	6,819	64
		2,699

Specialized REITs—0.1%
Four Corners Property Trust, Inc.	5,594	142
Specialty Retail—0.3%
Bath & Body Works, Inc.	255	11
Leslie’s, Inc.(1)	17,251	119
Lowe’s Cos., Inc.	650	145
O’Reilly Automotive, Inc.(1)	106	101
Tractor Supply Co.	946	203
		579

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	1,025	197
HP, Inc.	160	5
Seagate Technology Holdings plc	1,309	112
		314

Textiles, Apparel & Luxury Goods—0.4%
Deckers Outdoor Corp.(1)	273	182
Hanesbrands, Inc.(1)	28,027	125
NIKE, Inc. Class B	1,402	152
Tapestry, Inc.	4,417	163
		622

Tobacco—0.3%
Universal Corp.	8,428	567
Trading Companies & Distributors—0.5%
Fastenal Co.	4,069	263
GMS, Inc.(1)	1,398	115
	Shares	Value

Trading Companies & Distributors—continued
MSC Industrial Direct Co., Inc. Class A	1,903	$ 193
United Rentals, Inc.	401	230
		801

Water Utilities—0.0%
York Water Co. (The)	2,401	93
Wireless Telecommunication Services—0.2%
T-Mobile US, Inc.	2,165	347
Total Common Stocks (Identified Cost $44,715)		48,391

Master Limited Partnerships and Related Companies—1.1%
Diversified—0.3%
Alliance Resource Partners LP	2,488	53
Energy Transfer LP	20,002	276
Enterprise Products Partners LP	6,496	171
MPLX LP	2,311	85
		585

Downstream/Other—0.3%
Sunoco LP	1,713	103
USA Compression Partners LP	16,082	367
		470

Electric, LDC & Power—0.3%
Suburban Propane Partners LP	28,952	514
Gathering/Processing—0.2%
Western Midstream Partners LP	13,586	397
Total Master Limited Partnerships and Related Companies (Identified Cost $1,903)		1,966

Total Long-Term Investments—28.7% (Identified Cost $46,618)		50,357

	Par Value
Short-Term Investments—60.0%
Certificates of Deposits—15.9%
Bank of America N.A. (SOFR + 0.650%) 6.040% 4/12/24(2)	$ 9,000	9,012
Mizuho Bank Ltd. (NY) 5.700% 2/7/24	5,000	5,002
Nordea Bank ABP (NY) (SOFR + 0.270%) 5.660% 2/16/24(2)	3,000	3,001
Royal Bank of Canada 5.960% 9/20/24	4,000	4,018
Toronto-Dominion Bank (NY) 5.890% 5/22/24	2,000	2,002
Westpac Banking Corp. (NY) (SOFR + 0.230%) 5.620% 2/22/24(2)	5,000	5,001
Total Certificates of Deposits (Identified Cost $28,000)		28,036

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—44.1%
U.S. Treasury Bills
0.000%, 1/2/24(3)	$ 5,000	$ 5,000
0.000%, 1/16/24(3)	11,000	10,978
0.000%, 1/18/24(3)	7,000	6,984
0.000%, 2/1/24(3)	9,000	8,960
0.000%, 2/8/24(3)	5,000	4,973
0.000%, 2/15/24(3)	9,000	8,942
0.000%, 2/22/24(3)	5,000	4,963
0.000%, 3/19/24(3)	5,000	4,944
0.000%, 3/21/24(3)	3,000	2,966
0.000%, 3/28/24(3)	9,000	8,888
0.000%, 4/16/24(3)	10,000	9,848
Total U.S. Government Securities (Identified Cost $77,434)		77,446

Total Short-Term Investments (Identified Cost $105,434)		105,482

TOTAL INVESTMENTS—88.7% (Identified Cost $152,052)		$155,839
Other assets and liabilities, net—11.3%		19,793
NET ASSETS—100.0%		$175,632

Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
LME	London Metal Exchange
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
PLC	Public Limited Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
Footnote Legend:
(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	91%
Australia	3
Canada	3
Finland	2
Ireland	1
Total	100%
† % of total investments as of December 31, 2023.
Exchange-traded futures contracts as of December 31, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	January 2024	6	$ 500	$ 4	$ —
FTSE China Index Future	January 2024	129	1,483	45	—
FTSE Taiwan Index Future	January 2024	11	682	13	—
HSCEI Future	January 2024	61	2,264	56	—
IBEX 35 Index Future	January 2024	7	779	—	(6)
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Indian Rupee Future	January 2024	274	$ 6,581	$ 1	$ —
OMXS 30 Index Future	January 2024	22	524	21	—
Brazil Real Future	February 2024	126	2,595	20	—
Gold Future	February 2024	2	414	13	—
Live Cattle Future	February 2024	23	1,550	—	(92)
Low Sulphur Gas Oil Future	February 2024	12	891	5	—
NY Harbor ULSD Future	February 2024	2	212	—	(1)
10 Year U.K. Gilt Future	March 2024	41	5,365	—	(61)
10 Year U.S. Treasury Note Future	March 2024	94	10,612	17	—
30 Year Euro-BUXL Bond Future	March 2024	2	313	—	(6)
Australian Dollar Future	March 2024	13	888	14	—
Brent Crude Future	March 2024	39	3,005	—	(63)
Coffee ’C’ Future	March 2024	9	636	55	—
Copper Future	March 2024	4	389	—	(4)
Dollar Index Future	March 2024	39	3,940	—	(104)
Euro FX Currency Future	March 2024	181	25,057	345	—
Euro STOXX 50® Index Future	March 2024	37	1,856	—	(19)
Euro-BOBL Future	March 2024	14	1,844	17	—
Euro-BTP Future	March 2024	41	5,393	135	—
FTSE Future	March 2024	4	674	2	—
LME Pri Aluminium Future	March 2024	14	833	17	—
LME Zinc Future	March 2024	9	572	28	—
Mexican Peso Future	March 2024	102	2,970	76	—
MSCI EAFE® Index Future	March 2024	50	5,631	225	—
MSCI Emerging Markets Index Future	March 2024	112	5,789	254	—
Nasdaq 100® E-Mini Future	March 2024	17	5,788	242	—
Nikkei 225 Stock Average Future	March 2024	1	237	5	—
Russell 2000® E-Mini Future	March 2024	103	10,546	303	—
S&P 500® E-Mini Future	March 2024	25	6,025	8	—
S&P Future	March 2024	2	383	11	—
S&P Mid 400® E-Mini Index Future	March 2024	28	7,867	417	—
Short Euro-BTP Future	March 2024	15	1,766	9	—
Soybean Future	March 2024	17	1,103	—	(47)
Soybean Meal Future	March 2024	49	1,891	—	(75)
SPI 200 Future	March 2024	3	388	9	—
STOXX Europe 600 Future	March 2024	406	10,752	149	—
TOPIX Index Future	March 2024	28	4,698	58	—
				$2,574	$ (478)
Short Contracts:
Hang Seng Index Future	January 2024	(2)	(219)	—	(5)
MSCI Singapore IX ETS Future	January 2024	(12)	(262)	—	(10)
Gasoline RBOB Future	February 2024	(2)	(177)	6	—
Natural Gas Future	February 2024	(9)	(226)	—	(1)
2 Year U.S. Treasury Note Future	March 2024	(12)	(2,471)	—	(25)
3 Year Australian Bond Future	March 2024	(19)	(1,384)	—	(14)
5 Year U.S. Treasury Note Future	March 2024	(9)	(979)	—	(23)
10 Year Australian Bond Future	March 2024	(95)	(7,553)	5	—
10 Year Canadian Bond Future	March 2024	(32)	(2,999)	2	—
10 Year Euro-Bund Future	March 2024	(62)	(9,392)	7	—
10 Year U.S. Ultra Bond Future	March 2024	(1)	(134)	—	(9)
10 Year U.S. Ultra Future	March 2024	(27)	(3,186)	—	(103)
30 Year U.S. Treasury Bond Future	March 2024	(1)	(125)	—	(9)
British Pound Future	March 2024	(68)	(5,419)	—	(76)
Canadian Dollar Future	March 2024	(106)	(8,016)	—	(145)
Cocoa Future	March 2024	(25)	(1,049)	—	(66)
Corn Future	March 2024	(29)	(683)	20	—
Cotton No. 2 Future	March 2024	(20)	(810)	3	—
Euro-OAT Future	March 2024	(31)	(4,501)	—	(16)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Japanese Yen Future	March 2024	(22)	$ (1,973)	$ —	$ (11)
LME Pri Aluminium Future	March 2024	(36)	(2,143)	—	(177)
Silver Future	March 2024	(2)	(241)	—	(8)
Soybean Oil Future	March 2024	(7)	(202)	7	—
Sugar #11 World Future	March 2024	(17)	(392)	18	—
Wheat Future	March 2024	(54)	(1,696)	—	(95)
3-Month SOFR Future	June 2024	(75)	(17,903)	—	(45)
				68	(838)
Total				$2,642	$(1,316)

Forward foreign currency exchange contracts as of December 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	5,625	USD	6,575	UBS AG	03/20/24	$170	$ —
NOK	22,000	USD	2,026	UBS AG	03/20/24	143	—
NZD	800	USD	507	UBS AG	03/20/24	—	(1)
PLN	4,500	USD	1,117	UBS AG	03/20/24	26	—
SEK	42,000	USD	4,087	UBS AG	03/20/24	91	—
SGD	4,250	USD	3,186	UBS AG	03/20/24	46	—
USD	25,581	CHF	22,125	UBS AG	03/20/24	—	(947)
USD	2,175	NOK	22,000	UBS AG	03/20/24	5	—
USD	4,985	NZD	8,100	UBS AG	03/20/24	—	(136)
USD	683	ZAR	13,000	UBS AG	03/20/24	—	(23)
ZAR	5,000	USD	271	UBS AG	03/20/24	— (1)	—
Total						$481	$(1,107)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
Over-the-counter equity basket total return swaps(1) outstanding as of December 31, 2023 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(36,546)	$—	$(36,546)	(20.81)%

Footnote Legend:
(1)	The Fund receives or pays, on a quarterly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.68% as calculated on the notional amount. See Note 3 of Consolidated Notes to Financial Statements.
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of December 31, 2023:
Common Stocks — Short	Shares	Value	% of Basket Value
Aerospace & Defense
Raytheon Technologies Corp.	(284)	$ (24)	0.08%
Automobile Components
Aptiv plc	(2,402)	(216)	0.55%
BorgWarner, Inc.	(6,387)	(229)	0.58%
		(445)
Automobiles
General Motors Co.	(2,999)	(108)	0.33%
Banks
Bank of America Corp.	(2,580)	(87)	0.26%
Central Pacific Financial Corp.	(21,183)	(417)	1.06%
Comerica, Inc.	(1,409)	(79)	0.20%
Eastern Bankshares, Inc.	(13,449)	(191)	0.46%
Flushing Financial Corp.	(14,875)	(245)	0.62%
Independent Bank Corp.	(1,716)	(113)	0.29%
JPMorgan Chase & Co.	(935)	(159)	0.48%
KeyCorp	(5,894)	(85)	0.21%
TFS Financial Corp.	(14,255)	(209)	0.53%
Zions Bancorp NA	(1,616)	(71)	0.18%
		(1,656)
Biotechnology
Moderna, Inc.	(1,101)	(109)	0.33%
Natera, Inc.	(4,184)	(262)	0.79%
OPKO Health, Inc.	(99,753)	(151)	0.38%
Twist Bioscience Corp.	(1,993)	(73)	0.19%
Ultragenyx Pharmaceutical, Inc.	(2,395)	(115)	0.34%
Veracyte, Inc.	(3,736)	(103)	0.26%
		(813)
Broadline Retail
Coupang, Inc.	(16,427)	(266)	0.80%
Dollar Tree, Inc.	(1,721)	(244)	0.63%
Etsy, Inc.	(2,193)	(178)	0.45%
Global-e Online Ltd.	(5,898)	(234)	0.59%
Kohl’s Corp.	(2,753)	(79)	0.20%
Macy’s, Inc.	(7,956)	(160)	0.41%
		(1,161)
Building Products
Masonite International Corp.	(34)	(3)	0.01%
Capital Markets
Jefferies Financial Group, Inc.	(4,472)	(181)	0.42%
Patria Investments Ltd.	(27,347)	(424)	1.07%
Robinhood Markets, Inc.	(14,849)	(189)	0.57%
Virtu Financial, Inc.	(4,856)	(98)	0.29%
Common Stocks — Short	Shares	Value	% of Basket Value
Capital Markets — continued
XP, Inc.	(7,319)	$ (191)	0.49%
		(1,083)
Chemicals
Albemarle Corp.	(1,083)	(156)	0.40%
Chemours Co. (The)	(12,041)	(380)	1.14%
		(536)
Commercial Services & Supplies
ACV Auctions, Inc.	(12,991)	(197)	0.60%
Montrose Environmental Group, Inc.	(5,296)	(170)	0.43%
		(367)
Communications Equipment
Lumentum Holdings, Inc.	(3,264)	(171)	0.51%
Construction & Engineering
Fluor Corp.	(4,836)	(190)	0.57%
Granite Construction, Inc.	(3,723)	(189)	0.48%
		(379)
Consumer Finance
OneMain Holdings, Inc.	(4,379)	(215)	0.65%
Consumer Staples Distribution & Retail
Dollar General Corp.	(1,872)	(255)	0.65%
Grocery Outlet Holding Corp.	(3,308)	(89)	0.23%
Target Corp.	(2,522)	(359)	1.08%
Walgreens Boots Alliance, Inc.	(4,223)	(110)	0.28%
		(813)
Containers & Packaging
Avery Dennison Corp.	(665)	(134)	0.41%
Sealed Air Corp.	(2,763)	(101)	0.25%
		(235)
Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	(1,199)	(113)	0.34%
Coursera, Inc.	(4,615)	(89)	0.22%
H&R Block, Inc.	(1,684)	(82)	0.21%
Service Corp. International	(587)	(40)	0.12%
		(324)
Diversified REITs
Americold Realty Trust, Inc.	(5,729)	(173)	0.53%
Boston Properties, Inc.	(1,783)	(125)	0.37%
Cousins Properties, Inc.	(5,193)	(127)	0.32%
Elme Communities	(5,781)	(84)	0.26%
Essential Properties Realty Trust, Inc.	(2,513)	(64)	0.19%
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Diversified REITs — continued
Kilroy Realty Corp.	(2,850)	$ (114)	0.34%
Kite Realty Group Trust	(8,626)	(197)	0.59%
Macerich Co. (The)	(11,428)	(176)	0.49%
Pebblebrook Hotel Trust	(10,479)	(168)	0.43%
Service Properties Trust	(21,610)	(185)	0.56%
Vornado Realty Trust	(3,550)	(100)	0.30%
WP Carey, Inc.	(737)	(48)	0.14%
		(1,561)
Diversified Telecommunication Services
Anterix, Inc.	(5,576)	(186)	0.48%
Electric Utilities
NextEra Energy, Inc.	(3,713)	(226)	0.68%
NRG Energy, Inc.	(1,147)	(59)	0.15%
Southern Co. (The)	(784)	(55)	0.16%
		(340)
Electrical Equipment
Generac Holdings, Inc.	(1,449)	(187)	0.48%
Electronic Equipment, Instruments & Components
Coherent Corp.	(2,644)	(115)	0.34%
IPG Photonics Corp.	(2,380)	(258)	0.66%
		(373)
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	(14,184)	(184)	0.55%
Dril-Quip, Inc.	(6,562)	(153)	0.39%
		(337)
Entertainment
Live Nation Entertainment, Inc.	(2,807)	(263)	0.79%
Netflix, Inc.	(18)	(9)	0.03%
ROBLOX Corp.	(4,439)	(203)	0.61%
Roku, Inc.	(288)	(26)	0.08%
		(501)
Financial Services
Apollo Global Management, Inc.	(1,964)	(183)	0.46%
AvidXchange Holdings, Inc.	(15,900)	(197)	0.59%
Block, Inc.	(4,192)	(324)	0.83%
Cannae Holdings, Inc.	(9,317)	(182)	0.54%
Equitable Holdings, Inc.	(5,062)	(168)	0.43%
Fidelity National Information Services, Inc.	(2,511)	(151)	0.46%
Marqeta, Inc.	(33,782)	(236)	0.60%
Toast, Inc.	(2,512)	(46)	0.14%
		(1,487)
Food Products
Bunge Global S.A.	(2,131)	(215)	0.65%
Tyson Foods, Inc.	(4,117)	(221)	0.56%
		(436)
Gas Utilities
Atmos Energy Corp.	(438)	(51)	0.16%
UGI Corp.	(6,092)	(150)	0.45%
		(201)
Ground Transportation
Avis Budget Group, Inc.	(313)	(56)	0.14%
Ground Transportation
Hertz Global Holdings, Inc.	(6,890)	(72)	0.18%
Common Stocks — Short	Shares	Value	% of Basket Value
Ground Transportation — continued
XPO, Inc.	(748)	$ (65)	0.17%
		(137)
Health Care REITs
Healthpeak Properties, Inc.	(33,917)	(671)	1.71%
National Health Investors, Inc.	(6,313)	(353)	0.89%
Sabra Health Care REIT, Inc.	(11,803)	(168)	0.42%
Universal Health Realty Income Trust	(6,511)	(282)	0.72%
Ventas, Inc.	(4,032)	(201)	0.61%
		(1,675)
Healthcare Equipment & Supplies
Abbott Laboratories	(1,300)	(143)	0.43%
Insulet Corp.	(500)	(109)	0.28%
Intuitive Surgical, Inc.	(271)	(91)	0.27%
iRhythm Technologies, Inc.	(1,159)	(124)	0.32%
Nevro Corp.	(5,597)	(121)	0.36%
		(588)
Healthcare Providers & Services
Accolade, Inc.	(22,486)	(270)	0.69%
DaVita, Inc.	(755)	(79)	0.24%
Fulgent Genetics, Inc.	(3,537)	(102)	0.25%
		(451)
Hotels, Restaurants & Leisure
Airbnb, Inc.	(1,534)	(209)	0.63%
Caesars Entertainment, Inc.	(5,093)	(239)	0.72%
Carnival Corp.	(4,236)	(78)	0.24%
DraftKings, Inc.	(2,951)	(104)	0.31%
Genius Sports Ltd.	(32,144)	(199)	0.60%
International Game Technology plc	(9,193)	(252)	0.76%
McDonald’s Corp.	(145)	(43)	0.11%
MGM Resorts International	(6,311)	(282)	0.85%
Starbucks Corp.	(746)	(71)	0.21%
		(1,477)
Household Products
Procter & Gamble Co. (The)	(397)	(58)	0.15%
Spectrum Brands Holdings, Inc.	(2,585)	(206)	0.62%
		(264)
Independent Power and Renewable Electricity Producers
Atlantica Sustainable Infrastructure plc	(19,481)	(419)	1.07%
Brookfield Renewable Corp.	(1,566)	(45)	0.11%
Vistra Corp.	(767)	(29)	0.08%
		(493)
Industrial Conglomerates
3M Co.	(2,352)	(257)	0.66%
Industrial REITs
Plymouth Industrial REIT, Inc.	(8,426)	(203)	0.51%
Insurance
Brighthouse Financial, Inc.	(3,323)	(176)	0.53%
BRP Group, Inc.	(7,403)	(178)	0.53%
Lincoln National Corp.	(6,738)	(181)	0.46%
Oscar Health, Inc.	(19,973)	(183)	0.47%
Prudential Financial, Inc.	(4,174)	(433)	1.10%
		(1,151)
Interactive Media & Services
IAC, Inc.	(2,307)	(121)	0.36%

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Interactive Media & Services — continued
Match Group, Inc.	(3,422)	$ (125)	0.32%
Snap, Inc.	(20,882)	(353)	0.90%
		(599)
IT Services
Cloudflare, Inc.	(455)	(38)	0.11%
DigitalOcean Holdings, Inc.	(774)	(28)	0.08%
DXC Technology Co.	(3,786)	(87)	0.22%
MongoDB, Inc.	(46)	(19)	0.05%
Okta, Inc.	(874)	(79)	0.20%
Snowflake, Inc.	(126)	(25)	0.06%
Twilio, Inc.	(3,945)	(299)	0.90%
		(575)
Leisure Products
Hasbro, Inc.	(2,036)	(104)	0.31%
Life Sciences Tools & Services
10X Genomics, Inc.	(701)	(39)	0.12%
Avantor, Inc.	(4,307)	(98)	0.25%
Illumina, Inc.	(1,339)	(187)	0.56%
NeoGenomics, Inc.	(8,982)	(145)	0.44%
Pacific Biosciences of California, Inc.	(11,428)	(112)	0.34%
		(581)
Media
Cable One, Inc.	(201)	(112)	0.34%
Charter Communications, Inc.	(183)	(71)	0.21%
Comcast Corp.	(1,895)	(83)	0.25%
Magnite, Inc.	(17,328)	(162)	0.49%
		(428)
Metals & Mining
Alcoa Corp.	(10,023)	(341)	0.87%
Barrick Gold Corp.	(12,769)	(231)	0.59%
Cleveland-Cliffs, Inc.	(3,066)	(63)	0.19%
Kinross Gold Corp.	(12,480)	(75)	0.19%
MP Materials Corp.	(5,580)	(111)	0.28%
Newmont Corp.	(72)	(3)	0.00%
Pan American Silver Corp.	(21,506)	(351)	1.06%
		(1,175)
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	(10,894)	(107)	0.27%
Annaly Capital Management, Inc.	(17,614)	(341)	0.87%
Ladder Capital Corp.	(30,082)	(346)	0.88%
New York Mortgage Trust, Inc.	(42,475)	(363)	0.92%
		(1,157)
Multi-Utilities
Dominion Energy, Inc.	(4,227)	(199)	0.59%
Sempra Energy	(1,328)	(99)	0.30%
		(298)
Office REITs
Douglas Emmett, Inc.	(7,571)	(110)	0.33%
Hudson Pacific Properties, Inc.	(11,368)	(106)	0.24%
		(216)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	(7,446)	(169)	0.51%
Cheniere Energy, Inc.	(1,340)	(229)	0.69%
Chevron Corp.	(2,330)	(348)	1.05%
Common Stocks — Short	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels — continued
Civitas Resources, Inc.	(1,040)	$ (71)	0.21%
Clean Energy Fuels Corp.	(47,797)	(183)	0.55%
EQT Corp.	(1,844)	(71)	0.21%
Exxon Mobil Corp.	(3,024)	(302)	0.77%
Green Plains, Inc.	(6,044)	(153)	0.39%
Matador Resources Co.	(1,249)	(71)	0.21%
Ovintiv, Inc.	(1,667)	(73)	0.22%
Range Resources Corp.	(2,582)	(79)	0.20%
SFL Corp. Ltd.	(33,104)	(373)	1.12%
SM Energy Co.	(1,694)	(66)	0.17%
Southwestern Energy Co.	(25,685)	(168)	0.51%
Uranium Energy Corp.	(24,124)	(154)	0.39%
		(2,510)
Passenger Airlines
Delta Air Lines, Inc.	(7,780)	(313)	0.79%
Southwest Airlines Co.	(10,324)	(298)	0.90%
United Airlines Holdings, Inc.	(5,736)	(237)	0.60%
		(848)
Personal Care Products
Estee Lauder Cos., Inc. (The)	(522)	(76)	0.19%
Pharmaceuticals
Bristol-Myers Squibb Co.	(11,063)	(568)	1.44%
Catalent, Inc.	(5,505)	(247)	0.63%
Elanco Animal Health, Inc.	(8,098)	(121)	0.36%
Organon & Co.	(5,711)	(82)	0.21%
Pacira BioSciences, Inc.	(3,479)	(117)	0.36%
Pfizer, Inc.	(3,246)	(94)	0.24%
Royalty Pharma plc	(351)	(10)	0.02%
		(1,239)
Professional Services
Clarivate plc	(13,109)	(121)	0.37%
Concentrix Corp.	(1,183)	(116)	0.29%
Maximus, Inc.	(2,470)	(207)	0.52%
Paycor HCM, Inc.	(8,793)	(190)	0.57%
Upwork, Inc.	(6,706)	(100)	0.26%
		(734)
Real Estate Management & Development
DigitalBridge Group, Inc.	(14,859)	(261)	0.66%
Opendoor Technologies, Inc.	(6,108)	(27)	0.07%
		(288)
Residential REITs
UMH Properties, Inc.	(13,017)	(199)	0.51%
Retail REITs
Acadia Realty Trust	(11,703)	(199)	0.60%
Kimco Realty Corp.	(12,000)	(256)	0.65%
		(455)
Semiconductors & Semiconductor Equipment
Aehr Test Systems	(1,261)	(34)	0.09%
Ambarella, Inc.	(431)	(26)	0.07%
Micron Technology, Inc.	(2,251)	(192)	0.49%
Navitas Semiconductor Corp.	(3,188)	(26)	0.06%
NVIDIA Corp.	(77)	(38)	0.09%
SolarEdge Technologies, Inc.	(1,279)	(120)	0.31%
Synaptics, Inc.	(907)	(104)	0.26%
Tower Semiconductor Ltd.	(209)	(6)	0.02%

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment — continued
Wolfspeed, Inc.	(4,166)	$ (181)	0.54%
		(727)
Software
AppLovin Corp.	(2,755)	(110)	0.28%
Asana, Inc.	(2,993)	(57)	0.14%
Atlassian Corp.	(186)	(44)	0.11%
Braze, Inc.	(475)	(25)	0.06%
Cleanspark, Inc.	(10,416)	(115)	0.29%
Confluent, Inc.	(3,773)	(88)	0.23%
Datadog, Inc.	(557)	(68)	0.21%
DocuSign, Inc.	(779)	(46)	0.14%
Elastic N.V.	(407)	(46)	0.14%
Five9, Inc.	(1,247)	(98)	0.29%
Gitlab, Inc.	(832)	(52)	0.13%
HashiCorp, Inc.	(1,774)	(42)	0.11%
HubSpot, Inc.	(93)	(54)	0.14%
Monday.com Ltd.	(462)	(87)	0.22%
Pegasystems, Inc.	(1,421)	(69)	0.17%
SentinelOne, Inc.	(2,560)	(70)	0.18%
Sprout Social, Inc.	(1,284)	(79)	0.20%
Unity Software, Inc.	(1,486)	(61)	0.16%
Zscaler, Inc.	(494)	(110)	0.33%
		(1,321)
Specialized REITs
Crown Castle, Inc.	(824)	(95)	0.24%
Digital Realty Trust, Inc.	(1,245)	(167)	0.51%
National Storage Affiliates Trust	(9,370)	(389)	0.99%
SBA Communications Corp.	(299)	(76)	0.19%
		(727)
Specialty Retail
Advance Auto Parts, Inc.	(1,118)	(68)	0.18%
Burlington Stores, Inc.	(529)	(103)	0.26%
Chewy, Inc.	(6,130)	(145)	0.37%
Dick’s Sporting Goods, Inc.	(497)	(73)	0.18%
Wayfair, Inc.	(1,246)	(77)	0.19%
		(466)
Technology Hardware, Storage & Peripherals
Western Digital Corp.	(3,611)	(189)	0.57%
Textiles, Apparel & Luxury Goods
Crocs, Inc.	(703)	(66)	0.20%
Lululemon Athletica, Inc.	(429)	(219)	0.66%
PVH Corp.	(593)	(72)	0.18%
VF Corp.	(7,754)	(146)	0.37%
		(503)
Tobacco
Altria Group, Inc.	(4,870)	(196)	0.50%
Water Utilities
American Water Works Co., Inc.	(1,330)	(176)	0.44%
Essential Utilities, Inc.	(1,744)	(65)	0.17%
		(241)
Total Common Stocks — Short		$(36,546)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 77,446	$ —	$ 77,446
Equity Securities:
Common Stocks	48,391	48,391	—
Master Limited Partnerships and Related Companies	1,966	1,966	—
Certificates of Deposits	28,036	—	28,036
Other Financial Instruments:
Futures Contracts	2,642	2,642	—
Forward Foreign Currency Exchange Contracts*	481	—	481
Total Assets	158,962	52,999	105,963
Liabilities:
Other Financial Instruments:
Futures Contracts	(1,316)	(1,316)	—
Forward Foreign Currency Exchange Contracts*	(1,107)	—	(1,107)
Over-the-Counter Equity Basket Total Return Swaps*	— (1)	—	— (1)
Total Liabilities	(2,423)	(1,316)	(1,107)
Total Investments	$156,539	$ 51,683	$104,856

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2023
($ reported in thousands)
	Par Value	Value
Short-Term Investments—85.6%
Certificates of Deposits—59.9%
AG Mortgage Investment Trust (NY) 5.650%, 2/9/24	$ 25,000	$ 25,005
Bank of America N.A. (SOFR + 0.650%) 6.040%, 4/12/24(1)	40,000	40,053
Bank of America N.A. 5.800%, 4/10/24	60,000	60,043
Bank of Montreal (SOFR + 0.650%) 6.040%, 6/14/24(1)	17,000	17,027
Bank of Montreal (SOFR + 0.370%) 5.760%, 1/3/24(1)	50,000	50,002
Bank of Nova Scotia (SOFR + 0.420%) 5.810%, 1/26/24(1)	30,000	30,006
Bank of Nova Scotia (SOFR + 0.570%) 5.960%, 8/21/24(1)	50,000	50,072
Canadian Imperial Bank of Commerce (NY) 5.600%, 3/6/24	45,000	44,990
Canadian Imperial Bank of Commerce (NY) 5.810%, 3/26/24	30,000	30,011
Canadian Imperial Bank of Commerce (NY) 5.840%, 5/13/24	30,000	30,036
CBA (NY) 5.390%, 3/28/24	80,000	80,000
DZ Bank AG 5.300%, 6/3/24	40,000	40,004
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.410%) 5.800%, 2/9/24(1)	50,000	50,016
Mizuho Bank Ltd. (NY) 5.350%, 2/7/24	25,000	24,992
Mizuho Bank Ltd. (NY) 5.700%, 2/7/24	75,000	75,022
MUFG Bank Ltd. (NY) 5.650%, 1/8/24	37,500	37,502
Nordea Bank ABP (NY) (SOFR + 0.270%) 5.660%, 2/16/24(1)	42,000	42,009
Nordea Bank ABP (NY) (SOFR + 0.520%) 5.910%, 3/8/24(1)	25,000	25,019
Nordea Bank ABP (NY) (SOFR + 0.560%) 5.950%, 10/23/24(1)	50,000	50,098
Oversea-Chinese Banking Corp., Ltd. 5.620%, 2/1/24	32,000	32,004
Oversea-Chinese Banking Corp., Ltd. 5.700%, 3/1/24	60,000	60,016
Royal Bank of Canada 5.960%, 9/20/24	50,000	50,228
Royal Bank of Canada 5.830%, 7/23/24	50,000	50,121
Sumitomo Mitsui Banking Corp. (SOFR + 0.300%) 5.690%, 2/7/24(1)	40,000	40,007
Sumitomo Mitsui Banking Corp. 5.310%, 1/4/24	35,600	35,600
Sumitomo Mitsui Banking Corp. 5.820%, 4/12/24	40,000	40,036
Svenska Handelsbanken (SOFR + 0.540%) 5.930%, 10/4/24(1)	37,500	37,571
Toronto-Dominion Bank (NY) 6.030%, 7/2/24	25,000	25,049
Toronto-Dominion Bank (NY) 5.970%, 10/7/24	50,000	50,242
Toronto-Dominion Bank (NY) 5.890%, 5/22/24	30,000	30,037
	Par Value	Value
Certificates of Deposits—continued
Westpac Banking Corp. (NY) (SOFR + 0.230%) 5.620%, 2/22/24(1)	$ 36,000	$ 36,005
Westpac Banking Corp. (NY) (SOFR + 0.480%) 5.870%, 4/4/24(1)	23,500	23,520
WST (NY) 5.840%, 8/15/24	45,000	45,121
Total Certificates of Deposits (Identified Cost $1,356,115)		1,357,464

	Shares
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(2)	96,806,430	96,806
Total Money Market Mutual Fund (Identified Cost $96,806)		96,806

	Par Value
U.S. Government Securities—21.5%
U.S. Treasury Bills
0.000%, 1/4/24(3)	$ 30,000	29,991
0.000%, 1/9/24(3)	40,000	39,959
0.000%, 1/11/24(3)	15,000	14,981
0.000%, 1/16/24(3)	40,000	39,918
0.000%, 1/18/24(3)	60,000	59,859
0.000%, 1/23/24(3)	100,000	99,693
0.000%, 2/1/24(3)	20,000	19,912
0.000%, 2/8/24(3)	10,000	9,946
0.000%, 2/15/24(3)	40,000	39,744
0.000%, 3/28/24(3)	90,000	88,883
0.000%, 6/20/24(3)	45,000	43,927
Total U.S. Government Securities (Identified Cost $486,727)		486,813

Total Short-Term Investments (Identified Cost $1,939,648)		1,941,083

TOTAL INVESTMENTS—85.6% (Identified Cost $1,939,648)		$1,941,083
Other assets and liabilities, net—14.4%		325,963
NET ASSETS—100.0%		$2,267,046
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
KC HRW	Kansas City Hard Red Winter
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
OSE	Osaka Stock Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	76%
Canada	10
Finland	6
Australia	3
Japan	3
Sweden	2
Total	100%
† % of total investments as of December 31, 2023.
Exchange-traded futures contracts as of December 31, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	January 2024	672	$ 56,047	$ —	$ (3)
FTSE Taiwan Index Future	January 2024	946	58,671	1,077	—
IBEX 35 Index Future	January 2024	436	48,547	—	(346)
OMXS30 Index Future	January 2024	2,252	53,615	1,695	—
Brazil Real Future	February 2024	1,054	21,707	164	—
Gold Future	February 2024	539	111,670	881	—
Live Cattle Future	February 2024	20	1,348	—	(6)
Low Sulphur Gas Oil Future	February 2024	122	9,055	52	—
SGX Iron Ore Future	February 2024	1,910	26,499	1,042	—
10 Year Canadian Bond Future	March 2024	339	31,770	—	(27)
10 Year Euro-Bund Future	March 2024	1,237	187,386	1,883	—
10 Year U.K. Gilt Future	March 2024	1,089	142,488	758	—
30 Year Euro-BUXL Bond Future	March 2024	268	41,929	692	—
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
30 Year U.S. Treasury Bond Future	March 2024	30	$ 3,748	$ —	$ (18)
3-Month CORRA Future	March 2024	39	7,007	—	(7)
3-Month EURIBOR Future	March 2024	914	243,121	91	—
3-Month SONIA Index Future	March 2024	1,322	400,019	218	—
Australian Currency Future	March 2024	529	36,133	62	—
British Pound Future	March 2024	2,040	162,575	2,121	—
Canadian Dollar Future	March 2024	1,181	89,313	—	(261)
Cocoa Future	March 2024	835	35,037	409	—
Coffee ’C’ Future	March 2024	364	25,703	1,732	—
Copper Future	March 2024	24	2,334	—	(30)
DAX Index Future	March 2024	152	70,950	19	—
DJIA Mini E-CBOT Future	March 2024	1,098	208,686	7,483	—
Euro Currency Future	March 2024	684	94,691	144	—
EURO STOXX 50® Index Future	March 2024	2,087	104,668	—	(352)
Euro-BOBL Future	March 2024	2,405	316,688	1,703	—
Euro-BTP Future	March 2024	1,077	141,664	3,966	—
Euro-OAT Future	March 2024	2,105	305,605	4,388	—
Euro-Schatz Future	March 2024	2,427	285,465	210	—
FTSE 100 Index Future	March 2024	179	17,697	371	—
FTSE/MIB Index Future	March 2024	397	66,882	163	—
LME Aluminium Future	March 2024	907	53,989	2,220	—
LME Copper Future	March 2024	33	7,058	—	(21)
LME Nickel Future	March 2024	176	17,522	—	(231)
LME Zinc Future	March 2024	101	6,725	169	—
MSCI EAFE® Index Future	March 2024	705	79,397	2,386	—
MSCI Emerging Markets Index Future	March 2024	137	7,081	71	—
Nasdaq 100® E-Mini Future	March 2024	449	152,871	5,798	—
OSE Nikkei 225 Future	March 2024	235	55,750	1,266	—
Russell 2000 E-Mini Future	March 2024	533	54,571	826	—
S&P 500® E-Mini Future	March 2024	915	220,515	5,989	—
S&P Mid 400® E-Mini Future	March 2024	211	59,280	1,922	—
S&P/TSX 60 Index Future	March 2024	486	93,191	2,413	—
Short Euro-BTP Future	March 2024	2,324	273,619	1,574	—
Silver Future	March 2024	25	3,011	—	(80)
Soybean Meal Future	March 2024	452	17,447	—	(2,265)
SPI 200 Future	March 2024	568	73,397	1,354	—
STOXX Europe 600 Future	March 2024	1,312	34,747	366	—
TOPIX Index Future	March 2024	348	58,395	702	—
U.S. Ultra Bond Future	March 2024	28	3,741	—	(35)
3-Month SOFR Future	June 2024	506	120,789	7	—
				$58,387	$ (3,682)
Short Contracts:
FTSE China A50 Future	January 2024	(5,283)	(60,728)	—	(1,634)
Hang Seng Index Future	January 2024	(254)	(27,864)	—	(701)
HSCEI Future	January 2024	(741)	(27,501)	—	(784)
Indian Rupee Future	January 2024	(244)	(5,860)	—	(4)
MSCI Singapore IX ETS Future	January 2024	(519)	(11,314)	—	(432)
Crude Oil Future	February 2024	(267)	(19,131)	—	(454)
Gasoline RBOB Future	February 2024	(57)	(5,042)	—	(74)
Lean Hogs Future	February 2024	(324)	(8,810)	—	(29)
Natural Gas Future	February 2024	(1,298)	(32,632)	—	(828)
2 Year U.S. Treasury Note Future	March 2024	(732)	(150,729)	—	(1,606)
3 Year Australian Bond Future	March 2024	(695)	(50,607)	—	(513)
5 Year U.S. Treasury Note Future	March 2024	(173)	(18,818)	—	(424)
10 Year Australian Bond Future	March 2024	(103)	(8,189)	—	(247)
90-Day Bank Bill Future	March 2024	(114)	(76,878)	—	(61)
Aluminium Future	March 2024	(11)	(653)	—	(46)
Brent Crude Future	March 2024	(108)	(8,320)	—	(247)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Corn Future	March 2024	(2,765)	$ (65,150)	$ 1,872	$ —
Cotton No.2 Future	March 2024	(299)	(12,109)	—	(185)
FTSE/JSE Top 40 Future	March 2024	(24)	(937)	—	(25)
Japanese Yen Future	March 2024	(1,574)	(141,188)	—	(3,742)
KC HRW Wheat Future	March 2024	(235)	(7,543)	—	(186)
LME Aluminium Future	March 2024	(1,079)	(64,227)	—	(4,913)
LME Copper Future	March 2024	(24)	(5,133)	—	(216)
LME Nickel Future	March 2024	(280)	(27,876)	1,860	—
LME Zinc Future	March 2024	(150)	(9,988)	—	(728)
Palladium Future	March 2024	(48)	(5,325)	—	(347)
Soybean Oil Future	March 2024	(723)	(20,900)	734	—
Sugar Future	March 2024	(406)	(9,358)	—	(7)
Wheat Future	March 2024	(524)	(16,454)	—	(1,465)
Platinum Future	April 2024	(51)	(2,573)	—	(135)
ECX Emission Future	December 2024	(377)	(33,449)	—	(2,523)
				4,466	(22,556)
Total				$62,853	$(26,238)

Forward foreign currency exchange contracts as of December 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	132,250	USD	154,703	UBS AG	03/20/24	$ 3,865	$ —
CNH	115,000	USD	16,225	UBS AG	03/20/24	5	—
MXN	3,188,500	USD	180,885	UBS AG	03/20/24	4,413	—
NOK	1,122,000	USD	109,061	UBS AG	03/20/24	1,571	—
NZD	122,200	USD	76,356	UBS AG	03/20/24	908	—
PLN	766,000	USD	190,106	UBS AG	03/20/24	4,354	—
SEK	852,000	USD	83,480	UBS AG	03/20/24	1,264	—
SGD	110,125	USD	82,732	UBS AG	03/20/24	1,025	—
TRY	52,500	USD	1,678	UBS AG	03/20/24	—	(27)
USD	53,360	CNH	381,000	UBS AG	03/20/24	—	(412)
USD	21,928	MXN	378,500	UBS AG	03/20/24	—	(68)
USD	112,659	NOK	1,224,000	UBS AG	03/20/24	—	(8,031)
USD	5,586	TRY	177,000	UBS AG	03/20/24	19	—
USD	58,152	ZAR	1,107,500	UBS AG	03/20/24	—	(1,963)
USD	22,393	PLN	88,000	UBS AG	03/20/24	53	—
ZAR	878,500	USD	47,638	UBS AG	03/20/24	47	—
Total						$17,524	$(10,501)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 486,813	$ —	$ 486,813
Certificates of Deposits	1,357,464	—	1,357,464
Money Market Mutual Fund	96,806	96,806	—
Other Financial Instruments:
Futures Contracts	62,853	62,853	—
Forward Foreign Currency Exchange Contracts*	17,524	—	17,524
Total Assets	2,021,460	159,659	1,861,801
Liabilities:
Other Financial Instruments:
Futures Contracts	(26,238)	(26,238)	—
Forward Foreign Currency Exchange Contracts*	(10,501)	—	(10,501)
Total Liabilities	(36,739)	(26,238)	(10,501)
Total Investments	$1,984,721	$ 133,421	$1,851,300

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Consolidated Schedule of Investments

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Assets
Investment in securities at value(1)	$ 155,839	$ 1,941,083
Cash	4,621	76,301
Due from broker for futures contracts	—	326
Cash pledged as collateral for derivatives	15,985	41,685
Cash pledged as collateral for futures contracts	7,452	189,889
Variation margin receivable on futures contracts	21	990
Unrealized appreciation on futures contracts (LME)	45	4,249
Unrealized appreciation on forward foreign currency exchange contracts	481	17,524
Receivables
Investment securities sold	325	—
Fund shares sold	255	19,067
Dividends and interest	258	15,402
Prepaid expenses	38	53
Other assets	22	280
Total assets	185,342	2,306,849
Liabilities
Due to broker for futures and swap contracts	4,228	—
Variation margin payable on futures contracts	375	5,537
Unrealized depreciation on futures contracts (LME)	177	6,109
Unrealized depreciation on forward foreign currency exchange contracts	1,107	10,501
Payables
Fund shares repurchased	2,742	14,213
Investment securities purchased	786	—
Investment advisory fees	158	2,327
Distribution and service fees	4	35
Administration and accounting fees	17	218
Transfer agent and sub-transfer agent fees and expenses	26	463
Professional fees	58	28
Trustee deferred compensation plan	22	280
Interest expense and/or commitment fees	— (a)	5
Other accrued expenses	10	87
Total liabilities	9,710	39,803
Net Assets	$ 175,632	$ 2,267,046
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 216,601	$ 2,725,492
Accumulated earnings (loss)	(40,969)	(458,446)
Net Assets	$ 175,632	$ 2,267,046
Net Assets:
Class A	$ 12,622	$ 71,167
Class C	$ 1,600	$ 21,890
Class I	$ 145,224	$ 1,972,611
Class R6	$ 16,186	$ 201,378
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,316,226	7,881,769
Class C	179,939	2,640,545
Class I	14,789,019	216,317,260
Class R6	1,648,500	21,979,045
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2023
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Asset Value and Redemption Price Per Share:(b)
Class A	$ 9.59	$ 9.03
Class C	$ 8.89	$ 8.29
Class I	$ 9.82	$ 9.12
Class R6	$ 9.82	$ 9.16
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.15	$ 9.56
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$ 152,052	$ 1,939,648

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF OPERATIONS YEAR ENDED
December 31, 2023
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Investment Income
Dividends	$ 1,175	$ 2,721
Interest	8,497	124,043
Foreign taxes withheld	(11)	—
Total investment income	9,661	126,764
Expenses
Investment advisory fees	2,520	32,824
Distribution and service fees, Class A	33	251
Distribution and service fees, Class C	23	283
Administration and accounting fees	188	2,138
Transfer agent fees and expenses	70	917
Sub-transfer agent fees and expenses, Class A	12	118
Sub-transfer agent fees and expenses, Class C	2	26
Sub-transfer agent fees and expenses, Class I	133	2,431
Sub-transfer agent fees and expenses, Class R6	— (1)	—
Custodian fees	45	118
Printing fees and expenses	17	278
Professional fees	72	143
Interest expense and/or commitment fees	1	15
Registration fees	46	128
Trustees’ fees and expenses	41	165
Miscellaneous expenses	55	190
Total expenses	3,258	40,025
Less net expenses reimbursed and/or waived by investment adviser(2)	(374)	(1,598)
Net expenses	2,884	38,427
Net investment income (loss)	6,777	88,337
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,992	269
Foreign currency transactions	80	(3,413)
Forward foreign currency exchange contracts	156	(36,300)
Futures	(1,301)	(351,484)
Swaps	(5,648)	—
Net change in unrealized appreciation (depreciation) on:
Investments	4,087	3,239
Foreign currency transactions	42	276
Forward foreign currency exchange contracts	(631)	5,647
Futures	1,944	(23,526)
Net realized and unrealized gain (loss) on investments	1,721	(405,292)
Net increase (decrease) in net assets resulting from operations	$ 8,498	$(316,955)

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in the Consolidated Notes to Financial Statements.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 6,777	$ 446	$ 88,337	$ 11,375
Net realized gain (loss)	(3,721)	7,711	(390,928)	501,796
Net change in unrealized appreciation (depreciation)	5,442	(12,189)	(14,364)	55,108
Increase (decrease) in net assets resulting from operations	8,498	(4,032)	(316,955)	568,279
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(670)	(1,228)	(222)	(38,294)
Class C	(72)	(252)	—	(8,818)
Class I	(8,129)	(15,521)	(19,777)	(627,344)
Class R6	(930)	(2,989)	(2,001)	(96,149)
Total dividends and distributions to shareholders	(9,801)	(19,990)	(22,000)	(770,605)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(778)	(1,836)	(58,294)	114,943
Class C	(1,271)	64	(7,375)	18,740
Class I	(20,046)	(136,679)	(76,301)	1,247,521
Class R6	(14,866)	33,888	(94,074)	160,378
Increase (decrease) in net assets from capital transactions	(36,961)	(104,563)	(236,044)	1,541,582
Net increase (decrease) in net assets	(38,264)	(128,585)	(574,999)	1,339,256
Net Assets
Beginning of period	213,896	342,481	2,842,045	1,502,789
End of Period	$ 175,632	$ 213,896	$ 2,267,046	$ 2,842,045
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)	Ratio of Gross Expenses to Average Net Assets(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

AlphaSimplex Global Alternatives Fund
Class A
1/1/23 to 12/31/23	$ 9.77	0.27	0.07	0.34	(0.52)	—	(0.52)	(0.18)	$ 9.59	3.46%	$ 12,622	1.49%	1.67%	2.73%	335%
1/1/22 to 12/31/22	10.78	— (4)	(0.08)	(0.08)	(0.93)	—	(0.93)	(1.01)	9.77	(0.80) (5)	13,627	1.49 (6)	1.63	—	124
1/1/21 to 12/31/21	10.67	(0.10)	0.21	0.11	—	—	—	0.11	10.78	1.03 (5)	16,882	1.51 (6)(7)(8)	1.62 (7)(8)	(0.91)	115
1/1/20 to 12/31/20	11.18	(0.03)	(0.24)	(0.27)	(0.24)	—	(0.24)	(0.51)	10.67	(2.38) (5)	15,584	1.52 (6)(9)	1.58	(0.33)	232 (10)
1/1/19 to 12/31/19	10.24	0.11	0.93	1.04	(0.10)	—	(0.10)	0.94	11.18	10.26 (5)	25,341	1.54 (6)	1.57	0.97	125
Class C
1/1/23 to 12/31/23	$ 9.04	0.19	0.05	0.24	(0.39)	—	(0.39)	(0.15)	$ 8.89	2.64%	$ 1,600	2.24%	2.43%	2.02%	335%
1/1/22 to 12/31/22	10.06	(0.07)	(0.09)	(0.16)	(0.86)	—	(0.86)	(1.02)	9.04	(1.51) (5)	2,869	2.24 (6)	2.38	(0.72)	124
1/1/21 to 12/31/21	10.02	(0.16)	0.20	0.04	—	—	—	0.04	10.06	0.30 (5)	3,109	2.26 (6)(7)(8)	2.37 (7)(8)	(1.61)	115
1/1/20 to 12/31/20	10.48	(0.11)	(0.22)	(0.33)	(0.13)	—	(0.13)	(0.46)	10.02	(3.17) (5)	5,059	2.27 (6)(9)	2.33	(1.08)	232 (10)
1/1/19 to 12/31/19	9.59	0.02	0.88	0.90	(0.01)	—	(0.01)	0.89	10.48	9.48 (5)	11,171	2.29 (6)	2.32	0.23	125
Class I*
1/1/23 to 12/31/23	$ 9.97	0.30	0.07	0.37	(0.52)	—	(0.52)	(0.15)	$ 9.82	3.69%	$ 145,224	1.24%	1.41%	2.97%	335%
1/1/22 to 12/31/22	10.98	0.01	(0.07)	(0.06)	(0.95)	—	(0.95)	(1.01)	9.97	(0.53) (5)	166,448	1.24 (6)	1.38	0.12	124
1/1/21 to 12/31/21	10.84	(0.07)	0.21	0.14	—	—	—	0.14	10.98	1.29 (5)	322,349	1.26 (6)(7)(8)	1.37 (7)(8)	(0.60)	115
1/1/20 to 12/31/20	11.36	(0.01)	(0.23)	(0.24)	(0.28)	—	(0.28)	(0.52)	10.84	(2.12) (5)	502,517	1.27 (6)(9)	1.33	(0.11)	232 (10)
1/1/19 to 12/31/19	10.40	0.14	0.95	1.09	(0.13)	—	(0.13)	0.96	11.36	10.49 (5)	784,884	1.29 (6)	1.32	1.23	125
Class R6**
1/1/23 to 12/31/23	$ 9.96	0.31	0.06	0.37	(0.51)	—	(0.51)	(0.14)	$ 9.82	3.69%	$ 16,186	1.19%	1.33%	3.06%	335%
1/1/22 to 12/31/22	10.97	0.09	(0.14)	(0.05)	(0.96)	—	(0.96)	(1.01)	9.96	(0.56) (5)	30,952	1.19 (6)	1.31	0.86	124
1/1/21 to 12/31/21	10.82	(0.08)	0.23	0.15	—	—	—	0.15	10.97	1.39 (5)	142	1.21 (6)(7)(8)	1.98 (7)(8)	(0.70)	115
1/1/20 to 12/31/20	11.35	— (4)	(0.24)	(0.24)	(0.29)	—	(0.29)	(0.53)	10.82	(2.06) (5)	131	1.22 (6)(9)	1.68	0.02	232 (10)
1/1/19 to 12/31/19	10.40	0.15	0.94	1.09	(0.14)	—	(0.14)	0.95	11.35	10.48 (5)	526	1.24 (6)	1.26	1.38	125

AlphaSimplex Managed Futures Strategy Fund
Class A
1/1/23 to 12/31/23	$10.13	0.29	(1.36)	(1.07)	(0.03)	—	(0.03)	(1.10)	$ 9.03	(10.59) %	$ 71,167	1.70%	1.77%	3.06%	— % (11)
1/1/22 to 12/31/22	9.94	0.05	3.45	3.50	(1.01)	(2.30)	(3.31)	0.19	10.13	35.37	142,236	1.70 (12)	1.70 (12)	0.37	— (11)
1/1/21 to 12/31/21	10.17	(0.18)	0.52	0.34	(0.57)	—	(0.57)	(0.23)	9.94	3.30 (5)	51,356	1.72 (6)(13)	1.76 (13)	(1.63)	— (11)
1/1/20 to 12/31/20	9.26	(0.10)	1.33	1.23	(0.32)	—	(0.32)	0.91	10.17	13.27 (5)	170,442	1.70 (6)	1.80	0.99	— (11)
1/1/19 to 12/31/19	8.97	0.04	0.69	0.73	(0.44)	—	(0.44)	0.29	9.26	8.09 (5)	222,059	1.70 (6)	1.79	0.47	— (11)
Class C
1/1/23 to 12/31/23	$ 9.34	0.21	(1.26)	(1.05)	—	—	—	(1.05)	$ 8.29	(11.24) %	$ 21,890	2.45%	2.49%	2.35%	— % (11)
1/1/22 to 12/31/22	9.38	(0.07)	3.27	3.20	(0.94)	(2.30)	(3.24)	(0.04)	9.34	34.27	32,718	2.45 (12)	2.45 (12)	(0.56)	— (11)
1/1/21 to 12/31/21	9.63	(0.24)	0.49	0.25	(0.50)	—	(0.50)	(0.25)	9.38	2.54 (5)	17,400	2.47 (6)(13)	2.51 (13)	(2.38)	— (11)
1/1/20 to 12/31/20	8.78	(0.16)	1.26	1.10	(0.25)	—	(0.25)	0.85	9.63	12.48 (5)	19,793	2.45 (6)	2.54	(1.78)	— (11)
1/1/19 to 12/31/19	8.51	(0.02)	0.64	0.62	(0.35)	—	(0.35)	0.27	8.78	7.30 (5)	21,621	2.45 (6)	2.53	(0.24)	— (11)
The footnote legend is at the end of the financial highlights.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)	Ratio of Gross Expenses to Average Net Assets(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
AlphaSimplex Managed Futures Strategy Fund (Continued)
Class I*
1/1/23 to 12/31/23	$10.28	0.33	(1.40)	(1.07)	(0.09)	—	(0.09)	(1.16)	$ 9.12	(10.41) %	$1,972,611	1.45%	1.51%	3.37%	— % (11)
1/1/22 to 12/31/22	10.04	0.06	3.52	3.58	(1.04)	(2.30)	(3.34)	0.24	10.28	35.65	2,338,673	1.45 (12)	1.45 (12)	0.44	— (11)
1/1/21 to 12/31/21	10.28	(0.15)	0.52	0.37	(0.61)	—	(0.61)	(0.24)	10.04	3.53 (5)	1,245,471	1.47 (6)(13)	1.51 (13)	(1.38)	— (11)
1/1/20 to 12/31/20	9.36	(0.08)	1.35	1.27	(0.35)	—	(0.35)	0.92	10.28	13.56 (5)	1,162,122	1.45 (6)	1.54	(0.80)	— (11)
1/1/19 to 12/31/19	9.06	0.07	0.69	0.76	(0.46)	—	(0.46)	0.30	9.36	8.35 (5)	1,212,973	1.45 (6)	1.53	0.77	— (11)
Class R6**
1/1/23 to 12/31/23	$10.31	0.34	(1.41)	(1.07)	(0.08)	—	(0.08)	(1.15)	$ 9.16	(10.33) %	$ 201,378	1.34% (14)	1.39%	3.46%	— % (11)
1/1/22 to 12/31/22	10.06	0.07	3.53	3.60	(1.05)	(2.30)	(3.35)	0.25	10.31	35.93	328,418	1.33	1.33	0.53	— (11)
1/1/21 to 12/31/21	10.30	(0.14)	0.52	0.38	(0.62)	—	(0.62)	(0.24)	10.06	3.63	188,562	1.38 (13)	1.38 (13)	(1.29)	— (11)
1/1/20 to 12/31/20	9.38	(0.07)	1.35	1.28	(0.36)	—	(0.36)	0.92	10.30	13.77	133,731	1.35	1.35	(0.73)	— (11)
1/1/19 to 12/31/19	9.07	0.08	0.70	0.78	(0.47)	—	(0.47)	0.31	9.38	8.45	117,258	1.36	1.36	0.79	— (11)

Footnote Legend:
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(4)	Amount is less than $0.005 per share.
(5)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(6)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(7)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets were 1.52% and 1.63% (Class A), 2.27% and 2.38% (Class C), 1.27% and 1.38% (Class I), and 1.22% and 1.99% (Class R6), respectively.
(8)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.49% and 1.60% (Class A), 2.24% and 2.35% (Class C), 1.24% and 1.35% (Class I), and 1.19% and 1.96% (Class R6), respectively.
(9)	Effective July 1, 2020, the expense limits were decreased from 1.54% to 1.49% for Class A, 2.29% to 2.24% for Class C, 1.29% to 1.24% for Class I, and 1.24% to 1.19% for Class R6, respectively.
(10)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to an increase in shareholder activity and reallocations in investment models resulting in increased equity security transactions.
(11)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(12)	Includes fee/expense recovery of 0.01%.
(13)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.70% and 1.74% (Class A), 2.45% and 2.48% (Class C), 1.45% and 1.48% (Class I) and 1.36% (Class R6), respectively.
(14)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2023
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, four funds of the Trust are offered for sale, of which two (each a “Fund” or collectively, the “Funds”) are reported in this annual report. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
Before each Fund identified below commenced operations, on May 19, 2023, all of the property, assets and liabilities of the corresponding fund identified as its respective predecessor fund, each of which was formerly a series of Natixis Funds Trust II, a Massachusetts business trust (each, a “Predecessor Fund”), were transferred to each respective Fund shown below in a tax-free reorganization as set forth in an agreement and plan of reorganization (each an “AlphaSimplex Reorganization”) among the Trust, on behalf of the Funds, Natixis Funds Trust II, on behalf of the Predecessor Funds, AlphaSimplex Group, LLC (“AlphaSimplex”) and Virtus Alternative Investment Advisers, Inc. (“VAIA” or the “Adviser”). As a result of each AlphaSimplex Reorganization, each Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Prior to the AlphaSimplex Reorganizations, the Funds did not have any assets or liabilities. Financial information for each Fund included for the dates prior to the AlphaSimplex Reorganizations is that of such Fund’s Predecessor Fund.
Predecessor Fund	Fund
AlphaSimplex Global Alternatives Fund	Virtus AlphaSimplex Global Alternatives Fund
AlphaSimplex Managed Futures Strategy Fund	Virtus AlphaSimplex Managed Futures Strategy Fund
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1.00% CDSC, applicable if redeemed within one year of purchase. With certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund after eight years. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Consolidated Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Basis of Consolidation
The Funds invest in commodity-related instruments through AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board.
As of December 31, 2023, the value of each Fund’s investment in its respective Subsidiary was as follows:

	Investment in Subsidiary	Percentage of Net Assets
AlphaSimplex Global Alternatives Fund	$ 2,790	1.59%
AlphaSimplex Managed Futures Strategy Fund	167,506	7.39%
B.	Security Valuation
Starting May 19, 2023, concurrent with the change in the investment adviser (as detailed in Note 4A), the Funds adopted valuation policies and procedures used by the other Virtus-sponsored registered funds.
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 –	prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains.The Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The Funds may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made. Each Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, each Fund is required to increase its taxable income by its share of the respectively Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by its respectively Fund in the current period nor carried forward to offset taxable income in future periods.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.	Distributions to Investors
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the investors of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Repurchase Agreements
Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2023, the Funds did not have investments in repurchase agreements.
I.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of December 31, 2023, none of the Funds were lending under the agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statements of Operations as “Net realized gain (loss) from futures.”
During the year ended December 31, 2023, each Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after each Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
During the year ended December 31, 2023, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Consolidated Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Consolidated Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Consolidated Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Consolidated Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. These interest payments are based on a specified benchmark rate, such as the U.S. effective federal funds rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap and the financing costs are reset quarterly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the year ended December 31, 2023, AlphaSimplex Global Alternatives Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Assets and Liabilities at December 31, 2023:

Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$ 481	$ 17,524
Unrealized appreciation on futures contracts (LME)	Commodity contracts	45	4,249
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	127	6,722
Variation margin payable/receivable on futures contracts(1)	Equity contracts	1,822	33,901
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	456	2,491
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	192	15,490
Total Assets		$ 3,123	$ 80,377
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$ (1,107)	$(10,501)
Unrealized depreciation on futures contracts (LME)	Commodity contracts	(177)	(6,109)
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	(452)	(8,907)
Variation margin payable/receivable on futures contracts(1)	Equity contracts	(40)	(4,277)
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	(336)	(4,007)
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	(311)	(2,938)
Swaps at value(2)	Equity contracts	(36,546)	—
Total Liabilities		$(38,969)	$(36,739)

(1)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-trades futures contracts excluding LME contracts. For OTC swap contracts, the value (including premiums) at December 31, 2023 is shown in the Consolidated Statements of Assets and Liabilities.
(2)	Represents swaps, at value. Value of swaps are reported in the Consolidated Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Operations for the year ended December 31, 2023:
Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$ 156	$ (36,300)
Futures	Commodity contracts	(2,162)	(133,368)
Futures	Equity contracts	1,913	(24,374)
Futures	Foreign currency contracts	(417)	(58,899)
Futures	Interest rate contracts	(635)	(134,843)
Swaps	Equity contracts	(5,648)	—
Total		$ (6,793)	$ (387,784)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$ (631)	$ 5,647
Futures	Commodity contracts	(479)	(10,931)
Futures	Equity contracts	3,822	41,138
Futures	Foreign currency contracts	47	5,463
Futures	Interest rate contracts	(1,446)	(59,196)
Total		$ 1,313	$ (17,879)

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the each Fund for the year ended December 31, 2023.
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Futures Contracts - Long Positions(1)	$ (109)	$ 17,763
Futures Contracts - Short Positions(1)	292	20,585
Forward Foreign Currency Exchange Purchase Contracts(2)	23,735	1,084,445
Forward Foreign Currency Exchange Sale Contracts(2)	25,159	875,577
Short Total Return Swap Contracts(2)	34,577	—
(1) Average unrealized for the period.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2023:

At December 31, 2023, the Funds’ derivative assets and liabilities (by type) are as follows:
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ 21	$ 375	$ 990	$13,012
Forward foreign currency exchange contracts	481	1,107	17,524	10,501
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	$ 502	$1,482	$18,514	$23,513
Derivatives not subject to a MNA or similar agreement	(21)	(375)	(990)	11,032
Total assets and liabilities subject to a MNA	$ 481	$1,107	$17,524	$34,545
AlphaSimplex Global Alternatives Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$481	$(481)	$—	$—	$—
Total	$481	$(481)	$—	$—	$—

Counterparty	Gross Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities
UBS AG	$1,107	$(481)	$—	$(626)	$—
Total	$1,107	$(481)	$—	$(626)	$—

AlphaSimplex Managed Futures Strategy Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$17,524	$(10,501)	$—	$—	$7,023
Total	$17,524	$(10,501)	$—	$—	$7,023

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
Counterparty	Gross Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$10,501	$(10,501)	$—	$—	$—
Total	$10,501	$(10,501)	$	$—	$
(1)These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Effective May 19, 2023, the Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers. Prior to May 19, 2023, AlphaSimplex was a subsidiary of Natixis Investment Managers, LLC, served as the investment adviser to the Fund.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $2 Billion	$2+ Billion
AlphaSimplex Global Alternatives Fund	1.10%	1.05%

	First $2.5 Billion	$2.5 + Billion
AlphaSimplex Managed Futures Strategy Fund	1.25%	1.20%
Prior to May 19, 2023, the Funds paid monthly advisory fees to AlphaSimplex, in its former capacity as investment adviser to the Funds, at the same annual rates.
The assets of each Fund’s Subsidiary, each organized as a company under the laws of the Cayman Islands, are excluded from the assets on which the above-described management fee is calculated. However, under the terms of separate investment advisory agreements, each Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily net assets at the same rates.
B.	Subadvisers
AlphaSimplex (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Fund, effective May 19, 2023. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.	Expense Limitations
Effective May 19, 2023, the Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through May 19, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
AlphaSimplex Global Alternatives Fund	1.49%	2.24%	1.24%	1.19%
AlphaSimplex Managed Futures Strategy Fund	1.70	2.45	1.45	1.33 (1)
(1)	Prior to May 19, 2023, the Class R6 expense cap was 1.40%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:

	Expiration
Fund	2025	2026	Total
AlphaSimplex Global Alternatives Fund
Class A	$ 20	$ 25	$ 45
Class C	4	4	8
Class I	298	325	623
Class R6	26	37	63
AlphaSimplex Managed Futures Strategy Fund
Class A	—	69	69
Class C	—	12	12
Class I	—	1,375	1,375
Class R6	—	141	141
During the year ended December 31, 2023, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
AlphaSimplex Global Alternatives Fund	$ 1	$— (1)	$14	$ 2	$17
AlphaSimplex Managed Futures Strategy Fund	—	1	—	—	1
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
Effective May 19, 2023, VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for May 19, 2023 through December 31, 2023, it retained net commissions of $23 for Class A shares and CDSC of $32 for Class C shares, respectively. Prior to May 19, 2023, Natixis Distribution, LLC, the former Distributor, served as the principal underwriter of Class A shares and Class C shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Prior to May 19, 2023, each Fund paid Natixis Distribution, LLC 12b-1 fees under a 12b-1 Plan at the same annual rates disclosed above.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Effective May 19, 2023, Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds. Prior to May 19, 2023, in its capacity as investment adviser to the Funds during the period, in addition to its investment advisory services, Natixis Advisors, LLC provided administrative services to the Funds. Prior to May 19, 2023, Natixis Distribution, LLC served as transfer agent to the Funds.
From May 19, 2023 to December 31, 2023, the Funds incurred administration fees totaling $1,625 which are included in the Consolidated Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
From May 19, 2023 to December 31, 2023, the Funds incurred transfer agent fees totaling $727 which are included in the Consolidated Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended December 31, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Consolidated Statements of Assets and Liabilities at December 31, 2023.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended December 31, 2023, were as follows:
	Purchases	Sales
AlphaSimplex Global Alternatives Fund	$166,901	$160,169
There were no purchases or sales of long-term U.S. government and agency securities during the year ended December 31, 2023.
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	AlphaSimplex Global Alternatives Fund				AlphaSimplex Managed Futures Strategy Fund
	Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2023		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	283	$ 2,837	300	$ 3,158	4,276	$ 41,724	17,563	$ 238,293
Reinvestment of distributions and cross class conversions	46	442	78	767	22	203	3,443	34,797
Shares repurchased and cross class conversions	(407)	(4,057)	(549)	(5,761)	(10,455)	(100,221)	(12,133)	(158,147)
Net Increase / (Decrease)	(78)	$ (778)	(171)	$ (1,836)	(6,157)	$ (58,294)	8,873	$ 114,943
Class C
Shares sold and cross class conversions	33	$ 298	36	$ 361	689	$ 6,171	1,563	$ 19,902
Reinvestment of distributions and cross class conversions	8	71	28	250	—	—	836	7,790
Shares repurchased and cross class conversions	(178)	(1,640)	(56)	(547)	(1,550)	(13,546)	(753)	(8,952)
Net Increase / (Decrease)	(137)	$ (1,271)	8	$ 64	(861)	$ (7,375)	1,646	$ 18,740
Class I*
Shares sold and cross class conversions	11,612	$ 117,829	6,219	$ 67,336	148,923	$ 1,468,207	177,712	$ 2,345,795
Reinvestment of distributions and cross class conversions	529	5,183	878	8,776	1,908	17,370	47,878	490,744
Shares repurchased and cross class conversions	(14,043)	(143,058)	(19,755)	(212,791)	(162,074)	(1,561,878)	(122,032)	(1,589,018)
Net Increase / (Decrease)	(1,902)	$ (20,046)	(12,658)	$ (136,679)	(11,243)	$ (76,301)	103,558	$ 1,247,521
Class R6**
Shares sold and cross class conversions	16	$ 164	3,827	$ 41,748	10,888	$ 105,948	19,713	$ 256,632
Reinvestment of distributions and cross class conversions	2	18	8	77	85	776	3,294	33,868
Shares repurchased and cross class conversions	(1,478)	(15,048)	(739)	(7,937)	(20,856)	(200,798)	(9,883)	(130,122)
Net Increase / (Decrease)	(1,460)	$ (14,866)	3,096	$ 33,888	(9,883)	$ (94,074)	13,124	$ 160,378
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
Note 7. 10% Shareholders
As of December 31, 2023, the Funds had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
AlphaSimplex Global Alternatives Fund	61%	3
AlphaSimplex Managed Futures Strategy Fund	50	3
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds’ investment in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2023, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility and Line of Credit
($ reported in thousands)
On April 5, 2023, the Funds terminated a $500,000 committed unsecured line of credit provided by State Street Bank (the “First Line of Credit”). The First Line of Credit permitted any one fund to borrow up to $350,000 (as long as all borrowings by all funds in the aggregate did not exceed the $500,000 limit at any time), subject to each fund’s investment restrictions and its contractual obligations under the First Line of Credit. For the period January 1, 2023 through April 5, 2023, the funds paid interest on any amounts borrowed under the facility pursuant its terms. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
On April 6, 2023, the Funds entered into a $575,000 committed unsecured line of credit agreement (the “Second Line of Credit”) with State Street Bank. The Second Line of Credit permitted each fund, as borrowers (collectively, the “Borrowers” and each series a “Borrower Fund”), to borrow up to $575,000 in aggregate (as long as all borrowings by all funds in the aggregate did not exceed the $575,000 limit at any time), subject to each Borrower Fund’s investment restrictions and its contractual obligations under the Second Line of Credit. For the period April 6, 2023 through May 19, 2023, interest was charged to each Borrowing Fund based upon its terms. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
On July 7, 2023, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement.This Credit Agreement has a term of 364 days and has been renewed for a period up to July 6, 2024. Interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
Total commitment fees paid for the year ended December 31, 2023, are included in the “Interest expense and/or commitment fees” line on the Consolidated Statements of Operations.
The Funds had no borrowings at any time during the year ended December 31, 2023.
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AlphaSimplex Global Alternatives Fund	$ 153,583	$ 7,486	$ (4,530)	$ 2,956
AlphaSimplex Managed Futures Strategy Fund	2,006,175	46,536	(67,990)	(21,454)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2023, the Fund’s capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AlphaSimplex Global Alternatives Fund	$ 30,698	$ 4,326
AlphaSimplex Managed Futures Strategy Fund	130,984	131,445
The components of distributable earnings on a tax basis and certain tax attributes for the Fund consist of the following:
Fund	Undistributed Ordinary Income	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
AlphaSimplex Global Alternatives Fund	$108	$ 9,080	$ —	$ 35,024
AlphaSimplex Managed Futures Strategy Fund	—	21,951	150,246	262,429
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal years ended December 31, 2023 and 2022 were as follows:
	Ordinary Income	Long-Term Capital Gains	Total
AlphaSimplex Global Alternatives Fund
12/31/23	$ 9,801	$ —	$ 9,801
12/31/22	19,990	—	19,990
AlphaSimplex Managed Futures Strategy Fund
12/31/23	22,000	—	22,000
12/31/22	414,625	355,980	770,605
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2023
Note 14. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Alternative Solutions Trust and Shareholders of Virtus AlphaSimplex Global Alternatives Fund and Virtus AlphaSimplex Managed Futures Strategy Fund
Opinions on the Consolidated Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Virtus AlphaSimplex Global Alternatives Fund and Virtus AlphaSimplex Managed Futures Strategy Fund (two of the funds constituting Virtus Alternative Solutions Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2023, the related consolidated statements of operations for the year ended December 31, 2023, the consolidated statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent, and brokers; when a reply was not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 26, 2024
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2023
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2024, the Fund will make available the tax status of all distributions paid for the calendar year 2023. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended December 31, 2023, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)
AlphaSimplex Global Alternatives Fund	7.57%	6.76%

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Alternative Solutions Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 100 Portfolios	Private investor (since 2009). Formerly, President and Chief Executive Officer, BlackRock U.S. Funds (2007 to 2009); Managing Director, BlackRock, Inc. (2006 to 2009); and Managing Director, Merrill Lynch Investment Managers (1990 to 2006).	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since May 2023), Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II and Virtus Diversified Income & Convertible Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (50 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Cogan, Sarah E. YOB: 1956 Served Since: 2022 97 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2019); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (50 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Director (since 2021), Virtus Total Return Fund Inc.; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; and Trustee (since 2019), PIMCO Closed-End Funds* (30 portfolios).
DeCotis, Deborah A. YOB: 1952 Served Since: 2022 97 Portfolios	Director, Cadre Holdings Inc. (since 2022); Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); and Trustee, Smith College (since 2017). Formerly, Director, Watford Re (2017 to 2021); Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); and Trustee, Stanford University (2010 to 2015).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (50 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), and Virtus Global Multi-Sector Income Fund; Director (since 2021), Virtus Total Return Fund Inc.; Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (since 2011), Virtus Strategy Trust (8 portfolios); Trustee (since 2011), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; and Trustee (since 2011), PIMCO Closed-End Funds* (30 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Drummond, F. Ford YOB: 1962 Served Since: 2022 97 Portfolios	President (since 1998), F.G. Drummond Ranches, Inc.; and Director (since 2015), Texas and Southwestern Cattle Raisers Association. Formerly Chairman, Oklahoma Nature Conservancy (2019 to 2020); Trustee (since 2014), Frank Phillips Foundation; Trustee (since 2008), Oklahoma Nature Conservancy; Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board; Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (4 portfolios), Virtus Mutual Fund Family (50 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund; Director (since 2021), Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (8 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2017 90 Portfolios	Private Investor (since 2021); Dean Emeritus (since 2015), Professor (2015 to 2021 and 1997 to 2014), and Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (50 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 90 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (2014 to 2022), Counselors of Real Estate.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (50 portfolios) and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McDaniel, Connie D. YOB: 1958 Served Since: 2017 97 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President, Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since May 2023) and Advisory Board Member (May 2023), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Chairperson (since 2021), Governance & Nominating Committee, Global Payments Inc; Trustee (since 2017), Virtus Mutual Fund Family (50 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (4 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (2011 to 2022) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 2013 100 Portfolios	Private investor since 2010.	Trustee and Chairman (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee and Chairman (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee and Chairman (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Chairman (since 2023) and Trustee (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Chairman (since 2023), Trustee (since 2022) and Advisory Board Member (2021), Virtus Convertible & Income 2024 Target Term Fund and Virtus Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (50 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2016 100 Portfolios	Private investor (since 2006); and Managing Director, U.S. Trust Company of New York (1982 to 2006).	Trustee (since May 2023) and Advisory Board Member (January 2023 to May 2023), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2023), Virtus Artificial Intelligence & Technology Opportunities Fund and Virtus Equity & Convertible Income Fund; Advisory Board Member (since 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016) Virtus Alternative Solutions Trust (4 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (50 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Walton, R. Keith YOB: 1964 Served Since: 2020 97 Portfolios	Senior Adviser (since 2022), Brightwood Capital LLC; Venture and Operating Partner (2020 to 2021), Plexo Capital, LLC; Venture Partner (2019 to 2020) and Senior Adviser (2018 to 2019), Plexo, LLC; and Partner (since 2006), Global Infrastructure Partners. Formerly, Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; and Vice President, Strategy (2013 to 2017), Arizona State University.	Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2023) and Advisory Board Member (2022 to 2023), Virtus Convertible & Income Fund II and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2022) and Advisory Board Member (January 2022 to July 2022), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), Virtus Diversified Income & Convertible Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (50 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
Zino, Brian T. YOB: 1952 Served Since: 2020 97 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2022) and Advisory Board Member (2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2020) Virtus Alternative Solutions Trust (4 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (50 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).
* PIMCO Closed-End Funds are not part of the Virtus’ Fund Complex: PCM Fund, Inc.; PIMCO Access Income Fund; PIMCO California Flexible Municipal Income Fund; PIMCO California Municipal Income Fund; PIMCO California Municipal Income Fund II; PIMCO California Municipal Income Fund Ill; PIMCO Corporate & Income Strategy Fund; PIMCO Corporate & Income Opportunity Fund; PIMCO Dynamic Income Fund; PIMCO Dynamic Income Opportunities Fund; PIMCO Dynamic Income Strategy Fund; PIMCO Flexible Credit Income Fund; PIMCO Flexible Emerging Markets Income Fund; PIMCO Flexible Municipal Income Fund; PIMCO Global StocksPLUS® & Income Fund; PIMCO High Income Fund; PIMCO Income Strategy Fund; PIMCO Income Strategy Fund II; PIMCO Managed Accounts Trust (5 portfolios); PIMCO Municipal Income Fund; PIMCO Municipal Income Fund II; PIMCO Municipal Income Fund III; PIMCO New York Municipal Income Fund; PIMCO New York Municipal Income Fund II; PIMCO New York Municipal Income Fund Ill; and PIMCO Strategic Income Fund, Inc.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2013 104 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Director (since 2023), Stone Harbor Investment Funds plc (21 sub-funds), Stone Harbor Global Funds plc (27 sub-funds), and Virtus Global Funds ICAV (5 portfolios); Trustee, President and Chief Executive Officer (since 2022), Virtus Stone Harbor Emerging Markets Income Fund; Trustee (2022 to 2023), Virtus Stone Harbor Emerging Markets Total Income Fund; Member, Board of Governors of the Investment Company Institute (since 2021); Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Chairman and Trustee (since 2015), Virtus ETF Trust II (6 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (4 portfolios); Director (since 2013), Virtus Global Funds, plc (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (50 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2013 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2017), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Chief Financial Officer and Treasurer (since 2013).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2023), Stone Harbor Investment Funds plc and Stone Harbor Global Funds plc; Director (since 2019), Virtus Global Funds ICAV; Director (since 2013), Virtus Global Funds, plc; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Member (since 2022), BNY Mellon Asset Servicing Client Advisory Board.
Branigan, Timothy YOB: 1976	Vice President and Fund Chief Compliance Officer (since 2022); Assistant Vice President and Deputy Fund Chief Compliance Officer (March to May 2022); and Assistant Vice President and Assistant Chief Compliance Officer (2021 to 2022).	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Chisolm, Daphne YOB: 1969	Vice President, Counsel and Assistant Secretary (since 2023).	Vice President and Senior Counsel (since 2023), Virtus Investment Partners, Inc.; Attorney at Law engaged in private practice as a solo practitioner (2018 to 2023); and various officer positions (since 2023) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Fromm Jennifer YOB: 1973	Vice President, Chief Legal Officer, Counsel and Secretary (since 2013).	Vice President (since 2016) and Senior Counsel, Legal (since 2007) and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Griswold, Heidi YOB: 1973	Vice President (since 2016).	Vice President, Head of Transfer Agent & Servicing, Mutual Fund Services (since 2018), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and Vice President (since 2016) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Hackett, Amy YOB: 1968	Vice President and Assistant Treasurer (since 2013).	Vice President (since 2010) and Assistant Vice President (2007 to 2010), Fund Services, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2007) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Krishnan, Suneeta YOB: 1965	Vice President and Assistant Treasurer (since 2018); and Assistant Treasurer (2013 to 2018).	Vice President (since 2017) and Assistant Treasurer (since 2007), Mutual Fund Administration, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2009) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Lowe, Benjamin YOB: 1978	Vice President, Controller and Assistant Treasurer (since 2021); and Vice President and Assistant Treasurer (2018 to 2021).	Vice President, Fund Services (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2018) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Martin, David YOB: 1959	Anti-Money Laundering Compliance Officer (since 2016).	Vice President, Compliance – Broker/Dealer (since 2009), Virtus Investment Partners, Inc.; and Vice President and Chief Compliance Officer of certain Virtus subsidiaries (since 2004).
Rahman, Mahmood YOB: 1967	Assistant Vice President (since 2021).	Vice President (since 2023), Tax Director (since 2020) and Assistant Vice President (2020 to 2023), Fund Administration, Virtus Investment Partners, Inc.; Assistant Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Assistant Treasurer and Tax Director, Grantham, Mayo, Van Otterloo & Co. LLC (2007 to 2019).
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Chief Operating Officer (since 2021), Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.
Suss, Amanda YOB: 1969	Vice President, Controller and Assistant Treasurer (since 2022).	Vice President and Controller (since 2022), Mutual Fund Administration and Financial Reporting, Virtus Investment Partners, Inc.; Vice President, Controller and Assistant Treasurer (since 2022) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Senior Finance Associate (2011 to 2022), Stone Harbor Investment Partners LP.

Virtus AlphaSimplex Global Alternatives Fund (the “Fund”),
a series of Virtus Alternative Solutions Trust
Supplement dated September 5, 2023, to the Fund’s Summary Prospectus and the
Virtus Alternative Solutions Trust Statutory Prospectus and Statement of Additional Information
(“SAI”) applicable to the Fund, each dated May 12, 2023
IMPORTANT NOTICE TO INVESTORS
Effective September 6, 2023, Timothy J. Kang will no longer be a portfolio manager of the Fund and all references to Mr. Kang will be removed from the Fund’s Summary Prospectus, Statutory Prospectus and SAI.
There will be no change to the investment process for the Fund, which is team oriented, or to the other disclosures concerning the Fund, including fees, expenses, investment objective, strategies and risks, as a result of Mr. Kang ceasing to serve as a portfolio manager of the Fund.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VAST 8079 AlphaSimplex Global Alternatives Fund PM Change (9/2023)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal
Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8080	02-24

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that Donald C. Burke, Connie D. McDaniel and Brian T. Zino each possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $70,000 for 2023 and $0 for 2022.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022. Such audit-related fees include out of pocket expenses and fees related to a new fund launch.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,564 for 2023 and $0 for 2022.

“Tax Fees” are primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2022.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Alternative Solutions Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $12,564 for 2023 and $0 for 2022.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 2/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 2/29/2024

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date 2/29/2024

*	Print the name and title of each signing officer under his or her signature.